Nuveen Credit Income Fund

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 96.8%

	CORPORATE BONDS – 56.1%

	Air Freight & Logistics – 0.3%

$400	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	$390,432

	Airlines – 1.3%

823	Air Canada 2020-2 Class B Pass Through Trust, 144A	9.000%	10/01/25	BBB-	877,023

250	American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A	5.750%	4/20/29	Ba2	249,063

350	United Airlines Inc, 144A	4.625%	4/15/29	Ba1	332,832
1,423	Total Airlines				1,458,918

	Automobiles – 2.4%

1,165	Ford Motor Credit Co LLC	2.300%	2/10/25	BB+	1,105,839

1,250	Ford Motor Credit Co LLC	3.375%	11/13/25	BB+	1,221,806

395	Ford Motor Credit Co LLC	4.950%	5/28/27	BB+	401,636
2,810	Total Automobiles				2,729,281

	Banks – 0.4%

500	Banco do Brasil SA/Cayman, 144A, (3)	4.875%	1/11/29	Ba2	502,755

	Beverages – 0.7%

365	CNTL AMR BOTTLING CORP, 144A	5.250%	4/27/29	BB+	363,175

500	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	452,550
865	Total Beverages				815,725

	Capital Markets – 1.6%

500	B3 SA – Brasil Bolsa Balcao, 144A	4.125%	9/20/31	Ba1	450,425

250	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	235,000

500	Icahn Enterprises LP / Icahn Enterprises Finance Corp	5.250%	5/15/27	BB	490,712

625	NFP Corp, 144A	6.875%	8/15/28	CCC+	596,875
1,875	Total Capital Markets				1,773,012

	Chemicals – 3.2%

350	ASP Unifrax Holdings Inc, 144A	5.250%	9/30/28	BB	325,127

250	Braskem Idesa SAPI, 144A	6.990%	2/20/32	BB-	245,015

775	Consolidated Energy Finance SA, 144A	5.625%	10/15/28	B+	716,875

500	EverArc Escrow Sarl, 144A	5.000%	10/30/29	BB-	456,875

200	Olympus Water US Holding Corp, 144A	4.250%	10/01/28	B2	181,637

391	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B+	387,090

566	Star Energy Geothermal Wayang Windu Ltd, 144A	6.750%	4/24/33	Ba3	597,259

340	Tronox Inc, 144A	4.625%	3/15/29	BB-	318,325

450	WR Grace Holdings LLC, 144A	5.625%	8/15/29	B+	420,795
3,822	Total Chemicals				3,648,998

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 2.9%

$750	Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 144A	4.625%	6/01/28	B	$708,675

375	Covanta Holding Corp, 144A	4.875%	12/01/29	B1	358,013

500	Garda World Security Corp, 144A	4.625%	2/15/27	BB+	479,225

400	GFL Environmental Inc, 144A	4.750%	6/15/29	B-	380,500

750	Pitney Bowes Inc, 144A, (3)	7.250%	3/15/29	BB	707,452

750	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	733,946
3,525	Total Commercial Services & Supplies				3,367,811

	Communications Equipment – 0.3%

250	Avaya Inc, 144A	6.125%	9/15/28	BB	246,543

80	Ciena Corp, 144A	4.000%	1/31/30	Ba1	77,000
330	Total Communications Equipment				323,543

	Consumer Finance – 1.1%

535	Navient Corp	5.500%	3/15/29	Ba3	498,219

750	OneMain Finance Corp	5.375%	11/15/29	BB	728,677
1,285	Total Consumer Finance				1,226,896

	Containers & Packaging – 0.5%

145	Clydesdale Acquisition Holdings Inc, 144A, (WI/DD)	6.625%	4/15/29	N/R	146,631

400	LABL Inc, 144A	5.875%	11/01/28	B2	375,000
545	Total Containers & Packaging				521,631

	Diversified Financial Services – 0.6%

250	Putnam RE PTE Ltd, 144A, (1-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	6.018%	6/07/24	N/R	251,400

250	Sanders Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	6.005%	4/07/22	N/R	230,000

250	Ursa Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.250% spread), (4)	6.768%	12/07/23	N/R	249,125
750	Total Diversified Financial Services				730,525

	Diversified Telecommunication Services – 2.0%

425	Cablevision Lightpath LLC, 144A	3.875%	9/15/27	B+	397,375

250	Frontier Communications Holdings LLC, 144A	5.875%	10/15/27	BB+	248,325

500	Frontier Communications Holdings LLC, 144A, (3)	6.000%	1/15/30	BB-	462,500

385	Iliad Holding SASU, 144A	6.500%	10/15/26	BB-	386,040

455	Iliad Holding SASU, 144A	7.000%	10/15/28	BB-	455,673

350	Kenbourne Invest SA, 144A	4.700%	1/22/28	BB-	307,496
2,365	Total Diversified Telecommunication Services				2,257,409

	Electric Utilities – 1.6%

295	Edison International	5.375%	N/A (5)	BB+	284,601

400	Instituto Costarricense de Electricidad, 144A	6.750%	10/07/31	B1	402,000

750	ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, (3)	4.500%	7/14/28	Ba3	680,751

120	TerraForm Power Operating LLC, 144A	4.750%	1/15/30	BB-	117,036

300	Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB+	295,143
1,865	Total Electric Utilities				1,779,531

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electronic Equipment, Instruments & Components – 0.8%

$1,000	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	$962,960

	Energy Equipment & Services – 0.4%

500	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	492,795

2,704	Metro Exploration Holding Corp	0.000%	12/29/70	N/R	270

448	Metro Exploration Holding Corp, (6)	0.000%	12/29/70	N/R	5
3,652	Total Energy Equipment & Services				493,070

	Entertainment – 0.3%

250	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	Caa3	96,875

250	International Game Technology PLC, 144A	5.250%	1/15/29	BB+	249,375
500	Total Entertainment				346,250

	Food Products – 0.3%

350	Agrosuper SA, 144A	4.600%	1/20/32	BBB-	337,495

	Gas Utilities – 0.6%

500	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B-	472,130

250	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B-	230,743
750	Total Gas Utilities				702,873

	Health Care Equipment & Supplies – 0.8%

250	Embecta Corp, 144A	5.000%	2/15/30	Ba3	235,801

220	Embecta Corp, 144A, (WI/DD)	6.750%	2/15/30	Ba3	220,550

250	Mozart Debt Merger Sub Inc, 144A	3.875%	4/01/29	BB-	231,250

250	Mozart Debt Merger Sub Inc, 144A	5.250%	10/01/29	B-	232,418
970	Total Health Care Equipment & Supplies				920,019

	Health Care Providers & Services – 3.3%

300	AdaptHealth LLC, 144A	5.125%	3/01/30	B1	278,625

500	CHS/Community Health Systems Inc, 144A, (3)	6.875%	4/15/29	CCC	491,250

500	Global Medical Response Inc, 144A	6.500%	10/01/25	B	496,250

365	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	352,625

525	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	496,063

275	Owens & Minor Inc, 144A	6.625%	4/01/30	BB-	282,978

650	Team Health Holdings Inc, 144A, (3)	6.375%	2/01/25	CCC	583,375

500	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B+	508,125

250	Tenet Healthcare Corp, 144A	4.375%	1/15/30	BB-	239,982
3,865	Total Health Care Providers & Services				3,729,273

	Hotels, Restaurants & Leisure – 1.3%

550	CDI Escrow Issuer Inc, 144A, (WI/DD)	5.750%	4/01/30	B+	555,500

200	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc, 144A	6.750%	7/15/30	CCC+	183,994

370	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	BB-	353,089

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$375	Life Time Inc, 144A	5.750%	1/15/26	B	$374,621
1,495	Total Hotels, Restaurants & Leisure				1,467,204

	Independent Power & Renewable Electricity Producers – 0.9%

250	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	251,083

500	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB-	347,340

500	Mercury Chile Holdco LLC, 144A	6.500%	1/24/27	BB+	478,635
1,250	Total Independent Power & Renewable Electricity Producers				1,077,058

	Industrial Conglomerates – 0.4%

450	Bidvest Group UK PLC, 144A	3.625%	9/23/26	Ba2	420,210

	Insurance – 1.9%

500	Acrisure LLC / Acrisure Finance Inc, 144A	4.250%	2/15/29	B	454,210

750	BroadStreet Partners Inc, 144A	5.875%	4/15/29	CCC+	699,375

500	First Coast Re III Pte Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.000% spread), (4)	6.518%	4/07/25	N/R	498,200

500	SD Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 9.250% spread), (4)	9.758%	11/19/24	N/R	499,700
2,250	Total Insurance				2,151,485

	IT Services – 1.0%

500	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	446,710

500	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	479,308

250	Presidio Holdings Inc, 144A	8.250%	2/01/28	CCC+	255,000
1,250	Total IT Services				1,181,018

	Leisure Products – 0.3%

420	Constellation Merger Sub Inc, 144A	8.500%	9/15/25	CCC-	393,750

	Machinery – 0.3%

325	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B-	325,813

	Media – 1.7%

300	CSC Holdings LLC, 144A	4.125%	12/01/30	BB	263,060

195	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	185,738

410	DISH DBS Corp, 144A	5.750%	12/01/28	Ba3	387,962

425	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	405,745

85	News Corp, 144A	5.125%	2/15/32	BB+	85,452

600	VZ Secured Financing BV, 144A	5.000%	1/15/32	BB	561,000
2,015	Total Media				1,888,957

	Metals & Mining – 1.9%

500	Constellium SE, 144A, (3)	3.750%	4/15/29	B	448,750

500	Novelis Corp, 144A	4.750%	1/30/30	BB	485,433

750	Stillwater Mining Co, 144A	4.000%	11/16/26	BB	720,375

520	SunCoke Energy Inc, 144A	4.875%	6/30/29	BB	490,240
2,270	Total Metals & Mining				2,144,798

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Mortgage Real Estate Investment Trust – 0.2%

$300	Blackstone Mortgage Trust Inc, 144A	3.750%	1/15/27	Ba2	$279,000

	Oil, Gas & Consumable Fuels – 11.6%

500	Adaro Indonesia PT, 144A	4.250%	10/31/24	BBB-	492,750

500	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.375%	6/15/29	BB	499,490

375	Apache Corp	5.100%	9/01/40	BB+	377,813

260	Ascent Resources Utica Holdings LLC / ARU Finance Corp, 144A	7.000%	11/01/26	B	266,627

500	Buckeye Partners LP, 144A	4.500%	3/01/28	BB	478,980

750	Callon Petroleum Co, (3)	6.125%	10/01/24	B	746,250

415	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	8.125%	1/15/27	B-	385,950

380	CNX Midstream Partners LP, 144A	4.750%	4/15/30	BB	355,859

490	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	485,512

425	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	433,500

900	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB	940,086

500	Genesis Energy LP / Genesis Energy Finance Corp	8.000%	1/15/27	B	514,352

200	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	5.750%	2/01/29	BB	200,120

175	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.000%	2/01/31	BB	175,438

718	Hunt Oil Co of Peru LLC Sucursal Del Peru, 144A	6.375%	6/01/28	BBB	719,254

750	Laredo Petroleum Inc	9.500%	1/15/25	B	781,991

250	Medco Laurel Tree Pte Ltd, 144A	6.950%	11/12/28	B+	243,984

425	MEG Energy Corp, 144A	5.875%	2/01/29	BB-	430,844

500	Murphy Oil Corp	5.875%	12/01/27	BB+	508,750

500	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB-	495,385

350	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	344,292

500	Occidental Petroleum Corp	6.450%	9/15/36	BB+	587,342

235	Occidental Petroleum Corp	4.200%	3/15/48	BB+	219,725

470	Parkland Corp/Canada, 144A	4.625%	5/01/30	BB	437,100

225	Petroleos Mexicanos	6.700%	2/16/32	Ba3	213,750

335	Range Resources Corp, 144A, (3)	4.750%	2/15/30	BB-	332,715

300	SM Energy Co	5.625%	6/01/25	BB-	299,625

500	Southwestern Energy Co	5.375%	3/15/30	BB+	508,105

350	Sunoco LP / Sunoco Finance Corp	4.500%	5/15/29	BB	330,202

500	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	501,920
13,278	Total Oil, Gas & Consumable Fuels				13,307,711

	Personal Products – 1.2%

500	HFC Prestige Products Inc/HFC Prestige International US LLC, 144A	4.750%	1/15/29	B+	466,557

500	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A, (3)	7.000%	12/31/27	CCC	422,500

450	Natura Cosmeticos SA, 144A, (3)	4.125%	5/03/28	BB	433,238
1,450	Total Personal Products				1,322,295

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 1.2%

$400	Bausch Health Cos Inc, 144A	4.875%	6/01/28	BB	$383,000

250	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A, (3)	9.500%	7/31/27	Caa2	219,375

350	Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A	6.125%	4/01/29	B-	319,375

500	ORGANON & CO/ORG, 144A	4.125%	4/30/28	BB	476,352
1,500	Total Pharmaceuticals				1,398,102

	Real Estate Management & Development – 1.2%

750	Agile Group Holdings Ltd, Reg S, (3)	5.500%	5/17/26	B	236,437

250	Country Garden Holdings Co Ltd,	3.125%	10/22/25	Baa3	184,375

300	Kennedy-Wilson Inc	5.000%	3/01/31	BB	288,000

770	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	4/15/30	B+	708,400
2,070	Total Real Estate Management & Development				1,417,212

	Road & Rail – 0.3%

420	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	391,658

	Software – 0.3%

400	Rocket Software Inc, 144A	6.500%	2/15/29	CCC	363,000

	Specialty Retail – 2.2%

250	Asbury Automotive Group Inc, 144A	4.625%	11/15/29	BB	232,812

250	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB-	236,120

225	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	206,573

250	Michaels Cos Inc, 144A	7.875%	5/01/29	B3	214,062

250	Staples Inc, 144A	7.500%	4/15/26	B	242,776

800	Staples Inc, 144A, (3)	10.750%	4/15/27	CCC+	712,000

645	Yum! Brands Inc, (WI/DD)	5.375%	4/01/32	BB	646,458
2,670	Total Specialty Retail				2,490,801

	Textiles, Apparel & Luxury Goods – 0.2%

250	Crocs Inc, 144A	4.250%	3/15/29	B	221,250

	Thrifts & Mortgage Finance – 0.4%

500	Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A	3.625%	3/01/29	BB+	456,925

	Trading Companies & Distributors – 1.2%

200	Air Lease Corp	4.650%	N/A (5)	BB+	179,500

445	Albion Financing 1 SARL / Aggreko Holdings Inc, 144A	6.125%	10/15/26	BB+	429,425

500	Albion Financing 2SARL, 144A, (3)	8.750%	4/15/27	BB-	481,350

300	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB	318,640
1,445	Total Trading Companies & Distributors				1,408,915

	Wireless Telecommunication Services – 1.0%

500	America Movil SAB de CV, 144A	5.375%	4/04/32	A-	500,000

250	CT Trust, 144A	5.125%	2/03/32	Ba1	249,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$465	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	$438,263
1,215	Total Wireless Telecommunication Services				1,188,013
$70,670	Total Corporate Bonds (cost $69,710,698)				64,313,582

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 21.1%

$450	Adams Outdoor Advertising LP, 144A	7.356%	11/15/48	BB	$446,962

750	Affirm Asset Securitization Trust 2021-B, 144A	2.540%	8/17/26	N/R	694,029

1,000	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B-	893,088

2	Carvana Auto Receivables Trust, 144A	0.000%	5/10/28	N/R	1,200,000

500	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 6.250% spread), (4)	6.491%	7/15/36	Ba3	482,139

1,000	COMM 2014-CCRE19 Mortgage Trust, 144A	4.705%	8/10/47	BBB-	939,425

1,000	COMM 2014-UBS3 Mortgage Trust, 144A	4.768%	6/10/47	N/R	927,646

500	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB-	423,443

485	COMM 2015-CCRE25 Mortgage Trust	3.780%	8/10/48	BB	425,618

1,000	Connecticut Avenue Securities Trust 2021-R01, 144A, (SOFR30A reference rate + 6.000% spread), (4)	6.099%	10/25/41	N/R	900,074

850	Connecticut Avenue Securities Trust 2022-R01, 144A, (SOFR30A reference rate + 6.000% spread), (4)	6.099%	12/25/41	N/R	754,344

225	Connecticut Avenue Securities Trust 2022-R03, 144A, (SOFR30A reference rate + 6.250% spread), (4)	6.349%	3/25/42	BB-	230,366

1,000	Elmwood CLO III Ltd, 144A, (3-Month LIBOR reference rate + 6.500% spread), (4)	6.754%	10/20/34	Ba3	969,117

250	EWC Master Issuer LLC, 144A, (WI/DD)	5.500%	3/15/52	N/R	240,205

469	FARM 21-1 Mortgage Trust, 144A	3.247%	7/25/51	N/R	412,402

1,000	Freddie Mac STACR REMIC Trust 2021-DNA6, 144A, (SOFR30A reference rate + 7.500% spread), (4)	7.599%	10/25/41	N/R	944,961

1,000	Freddie Mac STACR REMIC Trust 2022-DNA1, 144A, (SOFR30A reference rate + 3.400% spread), (4)	3.499%	1/25/42	B+	907,447

1,000	Freddie Mac STACR REMIC Trust 2022-DNA1, 144A, (SOFR30A reference rate + 7.100% spread), (4)	7.199%	1/25/42	N/R	882,550

500	Goldentree Loan Opportunities IX Ltd, 144A, (3-Month LIBOR reference rate + 5.660% spread), (4)	5.959%	10/29/29	BB-	476,247

500	GoldentTree Loan Management US CLO 1 Ltd, 144A, (3-Month LIBOR reference rate + 7.500% spread), (4)	7.617%	10/20/34	B-	464,764

800	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.554%	9/15/47	BBB	745,157

500	JPMBB Commercial Mortgage Securities Trust 2015-C29	4.200%	5/15/48	A-	460,840

893	MAPS 2021-1 Trust, 144A	5.437%	6/15/46	Ba1	677,364

1,385	Mosaic Solar Loan Trust 2019-2, 144A	0.000%	9/20/40	N/R	899,944

1,632	Mosaic Solar Loan Trust 2020-1, 144A	0.000%	4/20/46	N/R	1,419,815

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)		Description (1)			Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,000		Oportun Funding XIV LLC, 144A			5.400%	3/08/28	N/R	$968,787

675		Oportun Issuance Trust 2021-C, 144A			5.570%	10/08/31	N/R	644,919

250		Purchasing Power Funding 2021-A LLC, 144A			4.370%	10/15/25	N/R	244,645

1,000		Regional Management Issuance Trust 2021-1, 144A			5.070%	3/17/31	BB-	948,688

1,000		Sixth Street CLO XIX Ltd, 144A, (3-Month LIBOR reference rate + 5.900% spread), (4)			6.035%	7/20/34	BB-	962,571

750		Thayer Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 8.870% spread), (4)			1.000%	4/20/34	B-	716,530

1,000		VNDO Trust 2016-350P, 144A			3.903%	1/10/35	BB-	891,648

1,057		VR Funding LLC, 144A			6.420%	11/15/50	N/R	1,018,804
$25,423		Total Asset-Backed and Mortgage-Backed Securities (cost $25,332,352)						24,214,539

Principal Amount (000)		Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value

		VARIABLE RATE SENIOR LOAN INTERESTS – 13.4% (7)

		Auto Components – 0.0%

—	(15)	Truck Hero, Inc., Term Loan B	4.000%	1-Month LIBOR	3.250%	2/24/28	B2	$1

		Beverages – 0.4%

498		City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B1	457,700

		Capital Markets – 0.8%

913		Astra Acquisition Corp., Term Loan, First Lien	5.750%	1-Month LIBOR	5.250%	10/22/28	BB-	888,183

		Chemicals – 0.8%

500		Lonza Group AG, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	488,750

400		Lonza Group AG, Term Loan B, First Lien	4.750%	3-Month LIBOR	4.000%	7/02/28	N/R	391,000
900		Total Chemicals						879,750

		Commercial Services & Supplies – 0.3%

218		Gopher Resource, LLC, Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	1/28/25	B	198,548

198		TMK Hawk Parent Corp., Term Loan, First Lien	3.957%	1-Month LIBOR	3.500%	8/30/24	CC	164,779
416		Total Commercial Services & Supplies						363,327

		Construction & Engineering – 0.4%

498		Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	495,634

		Containers & Packaging – 0.4%

500		Flex Acquisition Company, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	499,688

		Diversified Consumer Services – 0.5%

515		Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	512,437

		Entertainment – 0.0%

49		Diamond Sports Group, LLC, Term Loan	9.000%	SOFR90A	8.000%	5/19/26	B	49,956

		Health Care Providers & Services – 1.0%

342		Da Vinci Purchaser Corp., Term Loan	5.006%	3-Month LIBOR	4.000%	11/26/26	B	341,168

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value

	Health Care Providers & Services (continued)

$149	eResearchTechnology, Inc., Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	2/04/27	B2	$148,164

296	Gainwell Acquisition Corp., Term Loan B	5.006%	3-Month LIBOR	4.000%	10/01/27	BB-	296,250

2	Onex TSG Intermediate Corp., Term Loan B	5.500%	1-Month LIBOR	4.750%	2/26/28	B	2,473

371	US Radiology Specialists, Inc., Term Loan	6.313%	3-Month LIBOR	5.250%	12/15/27	B-	370,600
1,160	Total Health Care Providers & Services						1,158,655

	Insurance – 0.6%

750	Asurion LLC, Term Loan B3, Second Lien	5.707%	1-Month LIBOR	5.250%	2/03/28	B	736,500

	Interactive Media & Services – 0.6%

750	Rackspace Technology Global, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	737,276

	IT Services – 0.7%

856	Syniverse Holdings, Inc., Term Loan, First Lien	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	832,699

	Leisure Products – 1.0%

990	ClubCorp Holdings, Inc., Term Loan B	3.756%	3-Month LIBOR	2.750%	9/18/24	B-	942,511

240	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B	240,174
1,230	Total Leisure Products						1,182,685

	Media – 0.6%

668	DirecTV Financing, LLC, Term Loan	5.750%	1-Month LIBOR	5.000%	8/02/27	BBB-	668,630

	Oil, Gas & Consumable Fuels – 0.4%

499	Gulf Finance, LLC, Term Loan	7.750%	1-Month LIBOR	6.750%	8/25/26	B	457,870

	Paper & Forest Products – 0.7%

761	Sylvamo Corporation, Term Loan B	5.000%	1-Month LIBOR	4.500%	9/13/28	BB+	744,611

	Pharmaceuticals – 0.8%

388	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	1-Month LIBOR	5.000%	3/25/28	B-	364,882

495	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	493,798
883	Total Pharmaceuticals						858,680

	Semiconductors & Semiconductor Equipment – 0.3%

500	Bright Bidco B.V., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	CCC	302,735

	Software – 2.1%

348	Apttus Corporation, Term Loan	5.000%	3-Month LIBOR	4.250%	5/06/28	BB	348,250

497	Finastra USA, Inc., Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB-	491,719

750	Greeneden U.S. Holdings II, LLC, Term Loan B4, (WI/DD)	TBD	TBD	TBD	TBD	B-	749,768

499	Magenta Buyer LLC, Term Loan, First Lien	5.750%	3-Month LIBOR	5.000%	7/27/28	BB-	495,758

311	McAfee, LLC, Term Loan B	4.500%	SOFR90A	4.000%	2/03/29	BB+	309,342
2,405	Total Software						2,394,837

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (2)	Value

	Specialty Retail – 1.0%

$500	LBM Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	$488,753

215	PECF USS Intermediate Holding III Corporation, Term Loan B	4.758%	1-Month LIBOR	4.250%	11/04/28	B2	213,369

423	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	422,082
1,138	Total Specialty Retail						1,124,204
$15,889	Total Variable Rate Senior Loan Interests (cost $15,488,381)						15,346,058

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 2.3%

	Dominican Republic – 0.4%

$170	Dominican Republic International Bond, 144A			5.500%	2/22/29	BB-	$167,875

300	Dominican Republic International Bond, 144A			4.875%	9/23/32	BB-	271,503
470	Total Dominican Republic						439,378

	Guatemala – 0.2%

200	Guatemala Government Bond, 144A			4.650%	10/07/41	BB-	186,002

	Mongolia – 0.6%

750	Mongolia Government International Bond, 144A			3.500%	7/07/27	B	674,843

	Morocco – 0.3%

350	Morocco Government International Bond, 144A			3.000%	12/15/32	BB+	302,750

	Nigeria – 0.2%

250	Nigeria Government International Bond, 144A, (3)			8.375%	3/24/29	B2	252,410

	Oman – 0.4%

500	Oman Government International Bond, 144A			6.000%	8/01/29	Ba3	521,145

	Paraguay – 0.2%

300	Paraguay Government International Bond, 144A			3.849%	6/28/33	Ba1	289,500
$2,820	Total Sovereign Debt (cost $2,830,652)						2,666,028

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 1.9% (9)

	Banks – 1.6%

$200	Banco Bilbao Vizcaya Argentaria SA			6.500%	N/A (5)	Ba2	$200,750

200	Banco Santander SA			4.750%	N/A (5)	Ba1	184,400

250	Barclays PLC			4.375%	N/A (5)	BBB-	220,187

280	ING Groep NV			6.500%	N/A (5)	BBB	290,500

300	Intesa Sanpaolo SpA, 144A, (3)			7.700%	N/A (5)	BB-	313,500

285	NatWest Group PLC			6.000%	N/A (5)	BBB-	291,028

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$300	Societe Generale SA, 144A	4.750%	N/A (5)	BB+	$279,375
1,815	Total Banks				1,779,740

	Capital Markets – 0.3%

350	Deutsche Bank AG, (3)	6.000%	N/A (5)	BB-	341,250
$2,165	Total Contingent Capital Securities (cost $2,146,669)				2,120,990

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.6%

	Independent Power & Renewable Electricity Producers – 0.3%

$310	Vistra Corp, 144A	7.000%	N/A (5)	Ba3	$301,863

	Insurance – 0.4%

200	Assurant Inc	7.000%	3/27/48	BB+	211,000

275	Enstar Finance LLC	5.750%	9/01/40	BB+	274,934
475	Total Insurance				485,934

	Media – 0.4%

445	Paramount Global	6.375%	3/30/62	Baa3	449,227

	Oil, Gas & Consumable Fuels – 0.3%

355	Energy Transfer LP	6.500%	N/A (5)	BB	348,894

	Trading Companies & Distributors – 0.2%

250	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	244,785
$1,835	Total $1,000 Par (or similar) Institutional Preferred (cost $1,807,102)				1,830,703

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.4%

	Banks – 0.2%

8,589	Wintrust Financial Corp	6.875%		BB	$242,038

	Oil, Gas & Consumable Fuels – 0.2%

9,954	NuStar Energy LP	7.592%		B2	239,195
	Total $25 Par (or similar) Retail Preferred (cost $416,852)				481,233

Shares	Description (1)				Value

	COMMON STOCKS – 0.0%

	Energy Equipment & Services – 0.0%

6	Golden Close Maritime Corp Ltd, (6), (10)				$—

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Shares	Description (1)				Value

	Road & Rail – 0.0%

8,907	Jack Cooper Enterprises Inc, (6), (10)				$89
	Total Common Stocks (cost $51)				89
	Total Long-Term Investments (cost $117,732,757)				110,973,222

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 6.2%

	MONEY MARKET FUNDS – 6.2%

7,078,096	State Street Navigator Securities Lending Government Money Market Portfolio, (11)	0.290%	(12)		$7,078,096
	Total Investments Purchased with Collateral from Securities Lending (cost $7,078,096)				7,078,096

Principal Amount (000)	Description (1)	Coupon		Maturity	Value

	SHORT-TERM INVESTMENTS – 5.8%

	REPURCHASE AGREEMENTS – 5.8%

$6,614	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $6,614,182, collateralized by $6,770,900, U.S. Treasury Note, 2.375%, due 3/31/29, value $6,746,565	0.000%		4/01/22	$6,614,182
	Total Short-Term Investments (cost $6,614,182)				6,614,182
	Total Investments (cost $131,425,035) – 108.8%				124,665,500
	Other Assets Less Liabilities – (8.8)% (13)				(10,087,614)
	Net Assets – 100%				$114,577,886

Investments in Derivatives

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (14)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Premiums Paid (Received)	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CDX.NA.HY.37	Sell	$3,500,000	5.000%	Quarterly	12/20/26	$159,419	$255,972	$96,552	$—

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$64,313,577	$5	$64,313,582
Asset-Backed and Mortgage-Backed Securities	—	24,214,539	—	24,214,539
Variable Rate Senior Loan Interests	—	15,346,058	—	15,346,058
Sovereign Debt	—	2,666,028	—	2,666,028
Contingent Capital Securities	—	2,120,990	—	2,120,990
$1,000 Par (or similar) Institutional Preferred	—	1,830,703	—	1,830,703
$25 Par (or similar) Retail Preferred	481,233	—	—	481,233
Common Stocks	—	—	89	89
Investments Purchased with Collateral from Securities Lending	7,078,096	—	—	7,078,096
Short-Term Investments:
Repurchase Agreements	—	6,614,182	—	6,614,182
Investments in Derivatives:
Credit Default Swaps*	—	96,552	—	96,552
Total	$7,559,329	$117,202,629	$94	$124,762,052
*	Represents net unrealized appreciation (depreciation).

Nuveen Credit Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $6,805,918.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(11)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(12)	The rate shown is the one-day yield as of the end of the reporting period.

(13)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(14)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(15)	Principal Amount (000) rounds to less than $1,000.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

SOFR30A	30 Day Average Secured Overnight Financing Rate

SOFR90A	90 Day Average Secured Overnight Financing Rate

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Income Fund

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 96.5%

	CORPORATE BONDS – 36.1%

	Aerospace & Defense – 0.7%

$1,570	Boeing Co	2.196%	2/04/26	Baa2	$1,484,304

670	Boeing Co	3.625%	2/01/31	Baa2	652,141

485	Boeing Co	3.250%	2/01/35	Baa2	433,056

1,045	Boeing Co	5.705%	5/01/40	Baa2	1,167,736

850	Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	898,875

650	Raytheon Technologies Corp	1.900%	9/01/31	A-	575,019
5,270	Total Aerospace & Defense				5,211,131

	Airlines – 0.7%

738	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	A-	701,303

1,350	American Airlines 2021-1 Class A Pass Through Trust	2.875%	7/11/34	A	1,218,647

424	British Airways 2020-1 Class A Pass Through Trust, 144A	4.250%	11/15/32	A+	423,276

392	British Airways 2020-1 Class B Pass Through Trust, 144A	8.375%	11/15/28	BBB	432,196

1,000	Grupo Aeromexico SAB de CV, 144A	8.500%	3/17/27	N/R	990,000

2,056	United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/27	A	2,128,568
5,960	Total Airlines				5,893,990

	Auto Components – 0.1%

600	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	BB-	571,026

500	Goodyear Tire & Rubber Co, 144A, (3)	5.000%	7/15/29	BB-	465,780
1,100	Total Auto Components				1,036,806

	Automobiles – 0.7%

1,040	Ford Motor Credit Co LLC	3.375%	11/13/25	BB+	1,016,543

2,445	General Motors Financial Co Inc	3.600%	6/21/30	BBB	2,338,673

1,500	Hyundai Capital Services Inc, 144A	2.125%	4/24/25	BBB+	1,437,861

650	Kia Corp, 144A	2.750%	2/14/27	BBB+	628,261
5,635	Total Automobiles				5,421,338

	Banks – 4.7%

1,200	Access Bank PLC, 144A	6.125%	9/21/26	B2	1,128,000

375	African Export-Import Bank, 144A	2.634%	5/17/26	Baa1	348,660

1,450	Akbank TAS, 144A	6.800%	2/06/26	B2	1,411,531

1,675	Banco de Credito e Inversiones SA, 144A	2.875%	10/14/31	A2	1,546,125

955	Banco do Brasil SA/Cayman, 144A	3.250%	9/30/26	Ba2	919,197

1,050	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 144A	2.720%	8/11/31	Baa3	996,198

1,835	Banco Santander SA	3.800%	2/23/28	A-	1,805,730

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$425	Bancolombia SA	3.000%	1/29/25	Baa2	$413,398

1,300	Bangkok Bank PCL/Hong Kong, 144A	3.466%	9/23/36	Baa3	1,171,589

1,450	Banistmo SA, 144A	4.250%	7/31/27	Baa3	1,410,140

455	Bank of America Corp	3.248%	10/21/27	AA-	452,869

2,175	Bank of America Corp	1.898%	7/23/31	AA-	1,899,365

1,660	Bank of America Corp	1.922%	10/24/31	AA-	1,442,005

850	Banque Ouest Africaine de Developpement, 144A	5.000%	7/27/27	Baa1	855,797

2,065	Banque Ouest Africaine de Developpement, 144A	4.700%	10/22/31	Baa1	2,036,709

1,365	Barclays PLC	3.650%	3/16/25	A	1,367,527

1,410	BNP Paribas SA, 144A	4.375%	5/12/26	A-	1,428,763

550	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.380% spread), (4)	5.888%	6/07/23	N/R	558,085

1,000	CIMB Bank Bhd, 144A, (3)	2.125%	7/20/27	A-	945,533

275	Citigroup Inc	4.300%	11/20/26	BBB+	282,804

1,605	Citigroup Inc	2.666%	1/29/31	A	1,487,019

720	Citigroup Inc	2.572%	6/03/31	A	659,597

1,675	Development Bank of Kazakhstan JSC, 144A	2.950%	5/06/31	Baa2	1,368,425

1,375	Grupo Aval Ltd, 144A	4.375%	2/04/30	BB+	1,190,723

590	HSBC Holdings PLC	2.099%	6/04/26	A+	561,074

1,500	ING Groep NV	3.950%	3/29/27	A+	1,518,527

225	JPMorgan Chase & Co	3.702%	5/06/30	AA-	226,192

1,525	JPMorgan Chase & Co	2.956%	5/13/31	A	1,426,937

750	JPMorgan Chase & Co	1.953%	2/04/32	AA-	657,002

1,000	Turkiye Garanti Bankasi AS, 144A	6.125%	5/24/27	B-	987,606

1,525	Turkiye Vakiflar Bankasi TAO, 144A	5.500%	10/01/26	B	1,386,085

2,900	Wells Fargo & Co	3.900%	N/A (5)	Baa2	2,779,795

655	Zions Bancorp NA	3.250%	10/29/29	BBB	625,941
39,565	Total Banks				37,294,948

	Beverages – 1.4%

1,200	Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A	3.375%	6/29/28	BBB-	963,003

1,310	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	1,456,910

750	Becle SAB de CV, 144A	2.500%	10/14/31	BBB+	665,325

1,800	Cia Cervecerias Unidas SA, 144A	3.350%	1/19/32	A-	1,710,702

730	CNTL AMR BOTTLING CORP, 144A	5.250%	4/27/29	BB+	726,350

2,000	Coca-Cola Icecek AS, 144A	4.500%	1/20/29	BBB-	1,879,781

1,415	Constellation Brands Inc	2.875%	5/01/30	BBB	1,327,257

1,125	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	1,018,237

1,775	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	1,513,347
12,105	Total Beverages				11,260,912

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (2)	Value

	Biotechnology – 0.1%

$600	AbbVie Inc	3.200%	11/21/29		BBB+	$592,865

	Building Products – 0.1%

1,125	Cemex SAB de CV, 144A	5.125%	N/A	(5)	B+	1,103,906

	Capital Markets – 1.0%

2,000	Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26		Ba2	1,845,020

1,000	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29		B+	940,000

100	Credit Suisse Group AG, 144A	3.091%	5/14/32		A-	90,190

1,750	ENN Clean Energy International Investment Ltd, 144A	3.375%	5/12/26		BBB-	1,636,117

1,725	Goldman Sachs Group Inc	1.992%	1/27/32		A2	1,494,333

1,480	Morgan Stanley	3.950%	4/23/27		Baa1	1,503,905

375	Morgan Stanley	1.928%	4/28/32		A1	324,127
8,430	Total Capital Markets					7,833,692

	Chemicals – 1.1%

1,700	Alpek SAB de CV, 144A	4.250%	9/18/29		BBB-	1,679,600

1,000	Equate Petrochemical BV, 144A	2.625%	4/28/28		BBB	926,250

950	EverArc Escrow Sarl, 144A	5.000%	10/30/29		BB-	868,062

1,025	OCP SA, 144A	3.750%	6/23/31		BB+	927,625

2,325	Orbia Advance Corp SAB de CV, 144A	1.875%	5/11/26		BBB	2,178,060

1,225	Sasol Financing USA LLC	4.375%	9/18/26		BB	1,169,875

790	Tronox Inc, 144A	4.625%	3/15/29		BB-	739,638
9,015	Total Chemicals					8,489,110

	Commercial Services & Supplies – 0.6%

1,670	ADT Security Corp, 144A	4.875%	7/15/32		BB-	1,536,400

2,000	Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl, 144A	4.625%	6/01/28		B	1,889,800

500	Pitney Bowes Inc, 144A, (3)	6.875%	3/15/27		B2	472,910

750	Pitney Bowes Inc, 144A, (3)	7.250%	3/15/29		BB	707,453

375	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28		B-	366,973
5,295	Total Commercial Services & Supplies					4,973,536

	Communications Equipment – 1.0%

2,150	AT&T Inc	3.300%	2/01/52		BBB+	1,842,964

1,000	Avaya Inc, 144A	6.125%	9/15/28		BB	986,170

1,000	Network i2i Ltd, 144A, (3)	3.975%	N/A (5)		BB	925,500

560	T-Mobile USA Inc	3.875%	4/15/30		BBB-	562,150

1,850	T-Mobile USA Inc	2.250%	11/15/31		BBB-	1,618,235

2,585	Vodafone Group PLC	4.125%	6/04/81		BB+	2,347,025
9,145	Total Communications Equipment					8,282,044

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction Materials – 0.6%

$600	Cemex SAB de CV, 144A	5.450%	11/19/29	BB	$606,756

1,000	Cemex SAB de CV, 144A	3.875%	7/11/31	BB	912,510

750	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	750,701

1,200	GCC SAB de CV, 144A	3.614%	4/20/32	BBB-	1,113,000

1,250	UltraTech Cement Ltd, 144A, (3)	2.800%	2/16/31	Baa3	1,097,710
4,800	Total Construction Materials				4,480,677

	Consumer Finance – 0.2%

1,095	OneMain Finance Corp	3.500%	1/15/27	BB	1,012,875

425	OneMain Finance Corp	5.375%	11/15/29	BB	412,917
1,520	Total Consumer Finance				1,425,792

	Containers & Packaging – 0.4%

1,530	Amcor Flexibles North America Inc	2.690%	5/25/31	BBB	1,404,635

735	Berry Global Inc	1.570%	1/15/26	BBB-	684,710

1,000	LABL Inc, 144A	5.875%	11/01/28	B2	937,500
3,265	Total Containers & Packaging				3,026,845

	Distributors – 0.0%

250	Genuine Parts Co	2.750%	2/01/32	Baa1	229,417

	Diversified Financial Services – 0.9%

1,450	DAE Funding LLC, 144A	3.375%	3/20/28	Baa3	1,355,750

1,244	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	1,335,793

1,075	Indian Railway Finance Corp Ltd, 144A	3.249%	2/13/30	BBB-	1,004,713

1,000	Indian Railway Finance Corp Ltd, 144A	3.570%	1/21/32	BBB-	942,170

250	Matterhorn Re Ltd, 144A, (SOFR reference rate + 5.250% spread), (4)	5.875%	3/24/25	N/R	249,875

250	Putnam RE PTE Ltd, 144A, (1-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	6.018%	6/07/24	N/R	251,400

300	Sanders RE II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.500% spread), (4)	4.018%	4/07/25	N/R	297,450

250	Sanders Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (4)	6.005%	4/07/22	N/R	230,000

1,000	Sanders Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.250% spread), (4)	3.296%	4/07/25	N/R	996,400

500	Sierra Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 3.250% spread), (4)	3.755%	12/28/22	N/R	497,000
7,319	Total Diversified Financial Services				7,160,551

	Diversified Telecommunication Services – 0.6%

775	Altice France SA/France, 144A	5.125%	7/15/29	B	694,594

740	AT&T Inc	4.350%	3/01/29	BBB+	783,082

480	AT&T Inc	3.500%	6/01/41	BBB+	441,946

257	AT&T Inc	3.800%	12/01/57	BBB+	234,471

770	Iliad Holding SASU, 144A	6.500%	10/15/26	BB-	772,079

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$1,475	Verizon Communications Inc	1.750%	1/20/31	A-	$1,286,008

1,000	Verizon Communications Inc	2.875%	11/20/50	A-	835,523
5,497	Total Diversified Telecommunication Services				5,047,703

	Electric Utilities – 1.5%

1,375	AES Andres BV, 144A	5.700%	5/04/28	BB-	1,300,530

665	Berkshire Hathaway Energy Co	3.700%	7/15/30	A-	683,080

2,000	Edison International	5.375%	N/A (5)	BB+	1,929,500

800	Empresas Publicas de Medellin ESP, 144A	4.375%	2/15/31	Baa3	689,040

950	Eskom Holdings SOC Ltd, 144A	6.350%	8/10/28	Ba2	969,570

160	Eversource Energy	1.650%	8/15/30	BBB+	137,840

1,075	NextEra Energy Capital Holdings Inc	1.900%	6/15/28	A-	990,451

250	NPC Ukrenergo, 144A	6.875%	11/09/26	Caa2	93,750

2,000	Oglethorpe Power Corp	4.200%	12/01/42	BBB+	1,897,369

590	PacifiCorp	2.900%	6/15/52	A+	515,487

1,500	ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, 144A, Reg S	4.500%	7/14/28	Ba3	1,362,626

1,100	Southern California Edison Co	4.000%	4/01/47	A-	1,056,914
12,465	Total Electric Utilities				11,626,157

	Electronic Equipment, Instruments & Components – 0.1%

1,150	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	1,107,404

	Energy Equipment & Services – 0.6%

1,100	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,112,342

550	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	542,075

2,000	EIG Pearl Holdings Sarl, 144A	3.545%	8/31/36	A1	1,905,168

1,700	Galaxy Pipeline Assets Bidco Ltd, 144A	2.625%	3/31/36	Aa2	1,523,854
5,350	Total Energy Equipment & Services				5,083,439

	Entertainment – 0.0%

315	Magallanes Inc, 144A	5.050%	3/15/42	BBB-	321,310

	Equity Real Estate Investment Trust – 1.0%

550	Brixmor Operating Partnership LP	2.250%	4/01/28	BBB-	502,280

245	Brixmor Operating Partnership LP	2.500%	8/16/31	BBB-	216,395

965	Essential Properties LP	2.950%	7/15/31	BBB-	844,218

835	Essex Portfolio LP	2.650%	3/15/32	BBB+	763,783

405	GLP Capital LP / GLP Financing II Inc	3.250%	1/15/32	BBB-	367,457

145	Healthcare Realty Trust Inc	2.400%	3/15/30	BBB+	131,533

1,511	Kite Realty Group Trust	4.750%	9/15/30	BBB	1,561,551

560	Regency Centers LP	2.950%	9/15/29	BBB+	533,493

240	SBA Tower Trust, 144A	2.836%	1/15/25	A2	236,091

270	SBA Tower Trust, 144A	1.884%	1/15/26	A2	254,734

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Equity Real Estate Investment Trust (continued)

$500	SBA Tower Trust, 144A	1.631%	11/15/26	A2	$469,872

2,200	SBA Tower Trust, 144A	1.840%	4/15/27	A2	2,009,210
8,426	Total Equity Real Estate Investment Trust				7,890,617

	Food Products – 0.6%

1,600	Amaggi Luxembourg International Sarl, 144A	5.250%	1/28/28	BB	1,559,872

1,750	BRF SA, 144A	4.875%	1/24/30	Ba2	1,668,625

600	NBM US Holdings Inc, 144A	6.625%	8/06/29	BB+	631,320

1,075	Ulker Biskuvi Sanayi AS, 144A	6.950%	10/30/25	B+	938,776
5,025	Total Food Products				4,798,593

	Gas Utilities – 0.3%

1,050	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B-	991,473

1,125	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B-	1,038,341
2,175	Total Gas Utilities				2,029,814

	Health Care Providers & Services – 0.6%

1,450	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC	1,424,625

450	HCA Inc	3.500%	7/15/51	BBB-	390,187

575	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	543,308

750	Team Health Holdings Inc, 144A, (3)	6.375%	2/01/25	CCC	673,125

1,840	Tenet Healthcare Corp, 144A	4.375%	1/15/30	BB-	1,766,271
5,065	Total Health Care Providers & Services				4,797,516

	Hotels, Restaurants & Leisure – 1.0%

1,490	Cinemark USA Inc, 144A, (3)	5.250%	7/15/28	B	1,391,481

1,500	Genm Capital Labuan Ltd, 144A	3.882%	4/19/31	BBB	1,307,667

600	Life Time Inc, 144A	5.750%	1/15/26	B	599,394

965	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B+	909,512

325	Melco Resorts Finance Ltd, 144A	5.750%	7/21/28	BB-	286,163

1,200	MGM China Holdings Ltd, 144A	4.750%	2/01/27	B+	1,055,532

1,135	Sands China Ltd, 144A	3.250%	8/08/31	Baa2	925,025

1,250	Wynn Macau Ltd, 144A	5.625%	8/26/28	B+	1,085,950
8,465	Total Hotels, Restaurants & Leisure				7,560,724

	Independent Power & Renewable Electricity Producers – 0.9%

1,200	Alfa Desarrollo SpA, 144A	4.550%	9/27/51	BBB-	1,041,000

1,050	Colbun SA, 144A	3.150%	1/19/32	BBB+	955,500

1,500	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 144A	5.375%	12/30/30	BBB-	1,042,020

1,450	India Green Energy Holdings, 144A	5.375%	4/29/24	Ba3	1,459,960

875	Israel Electric Corp Ltd, 144A, Reg S	3.750%	2/22/32	Baa1	839,776

1,500	Sweihan PV Power Co PJSC, 144A	3.625%	1/31/49	BBB+	1,385,280

654	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	621,399
8,229	Total Independent Power & Renewable Electricity Producers				7,344,935

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial Conglomerates – 0.1%

$1,080	Roper Technologies Inc	1.750%	2/15/31	BBB+	$932,991

	Insurance – 0.9%

950	Aon Corp / Aon Global Holdings PLC	2.600%	12/02/31	A-	874,910

500	Bonanza RE Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 4.750% spread), (4)	5.258%	12/23/24	N/R	499,700

250	Bonanza RE Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.750% spread), (4)	5.750%	3/16/25	N/R	249,875

820	BroadStreet Partners Inc, 144A	5.875%	4/15/29	CCC+	764,650

500	First Coast Re III Pte Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.000% spread), (4)	6.518%	4/07/25	N/R	498,200

1,000	GTCR AP Finance Inc, 144A	8.000%	5/15/27	N/R	1,011,650

250	Kendall Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 4.000% spread), (4)	4.040%	5/02/24	N/R	246,275

1,395	Prudential Financial Inc	3.700%	10/01/50	BBB+	1,278,378

550	Residential Reinsurance 2020 Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.510% spread), (4)	6.510%	12/06/24	N/R	556,875

250	Sutter Re Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.040% spread), (4)	5.000%	6/06/22	N/R	250,225

500	Vitality Re XII Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 2.250% spread), (4)	2.758%	1/07/25	BBB+	498,600
6,965	Total Insurance				6,729,338

	Interactive Media & Services – 0.3%

1,100	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	1,026,146

535	Baidu Inc, (3)	1.625%	2/23/27	A	479,973

725	Prosus NV, 144A	3.680%	1/21/30	BBB	635,158
2,360	Total Interactive Media & Services				2,141,277

	Internet & Direct Marketing Retail – 0.3%

2,000	Prosus NV, 144A	3.257%	1/19/27	BBB	1,827,127

200	Prosus NV, 144A	4.850%	7/06/27	BBB	193,948
2,200	Total Internet & Direct Marketing Retail				2,021,075

	IT Services – 0.8%

2,075	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	1,853,847

750	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	718,961

2,140	Presidio Holdings Inc, 144A	8.250%	2/01/28	CCC+	2,182,800

2,000	Virtusa Corp, 144A	7.125%	12/15/28	CCC+	1,860,000
6,965	Total IT Services				6,615,608

	Machinery – 0.2%

1,400	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B-	1,403,500

	Marine – 0.2%

1,740	Misc Capital Two Labuan Ltd, 144A	3.750%	4/06/27	N/R	1,729,558

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media – 1.2%

$1,135	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/01/52	BBB-	$957,157

270	Comcast Corp	2.650%	2/01/30	A-	259,171

470	Comcast Corp	3.969%	11/01/47	A-	477,478

265	Comcast Corp	2.800%	1/15/51	A-	223,466

1,500	CSC Holdings LLC, 144A	4.125%	12/01/30	BB	1,315,297

400	Discovery Communications LLC	4.875%	4/01/43	BBB-	400,959

890	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	847,725

225	DISH DBS Corp	5.125%	6/01/29	B	191,608

1,500	Grupo Televisa SAB	5.250%	5/24/49	BBB+	1,651,145

925	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	883,093

1,500	Sirius XM Radio Inc, 144A	4.000%	7/15/28	BB	1,425,000

625	TEGNA Inc	4.625%	3/15/28	BB	621,700
9,705	Total Media				9,253,799

	Metals & Mining – 0.7%

700	AngloGold Ashanti Holdings PLC	3.375%	11/01/28	Baa3	656,544

1,675	AngloGold Ashanti Holdings PLC	3.750%	10/01/30	Baa3	1,566,962

1,500	First Quantum Minerals Ltd, 144A	6.500%	3/01/24	B+	1,509,375

2,000	SunCoke Energy Inc, 144A	4.875%	6/30/29	BB	1,885,540

200	Vale Overseas Ltd	6.875%	11/21/36	BBB	241,252
6,075	Total Metals & Mining				5,859,673

	Multiline Retail – 0.2%

1,450	JSM Global Sarl, 144A	4.750%	10/20/30	Ba1	1,270,577

	Oil, Gas & Consumable Fuels – 5.4%

900	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB	973,908

625	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	8.125%	1/15/27	B-	581,250

430	Cenovus Energy Inc, (3)	2.650%	1/15/32	BBB-	389,442

1,600	Cosan SA, 144A, (3)	5.500%	9/20/29	BB	1,572,800

530	Diamondback Energy Inc	3.250%	12/01/26	BBB	529,213

410	Diamondback Energy Inc	3.125%	3/24/31	BBB	391,571

180	Diamondback Energy Inc	4.250%	3/15/52	BBB	177,902

575	Ecopetrol SA	6.875%	4/29/30	Baa3	603,359

450	Ecopetrol SA	4.625%	11/02/31	Baa3	407,250

100	Ecopetrol SA	5.875%	5/28/45	Baa3	87,610

1,000	Ecopetrol SA	5.875%	11/02/51	Baa3	850,930

900	Empresa Nacional del Petroleo, 144A	3.450%	9/16/31	A-	825,300

790	Enbridge Inc	2.500%	8/01/33	BBB+	701,421

326	Energean Israel Finance Ltd, 144A, Reg S	4.875%	3/30/26	BB-	314,570

826	Energean Israel Finance Ltd, 144A, Reg S	5.375%	3/30/28	BB-	795,567

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$930	Energy Transfer LP	5.000%	5/15/50	BBB-	$941,010

250	EnLink Midstream LLC	5.375%	6/01/29	BB+	249,375

580	Kinder Morgan Energy Partners LP	5.800%	3/15/35	BBB	661,262

675	Kosmos Energy Ltd, 144A	7.750%	5/01/27	B+	663,188

600	Lukoil Capital DAC, 144A	2.800%	4/26/27	CC	330,000

1,300	Lukoil Securities BV, 144A	3.875%	5/06/30	CCC-	695,500

500	Medco Laurel Tree Pte Ltd, 144A	6.950%	11/12/28	B+	487,969

1,250	Medco Oak Tree Pte Ltd, 144A	7.375%	5/14/26	B1	1,260,000

1,500	MEG Energy Corp, 144A	5.875%	2/01/29	BB-	1,520,625

1,000	Moss Creek Resources Holdings Inc, 144A	10.500%	5/15/27	B	980,280

1,410	MPLX LP	4.875%	6/01/25	BBB	1,460,762

380	MPLX LP	2.650%	8/15/30	BBB	348,202

800	Murphy Oil Corp	5.875%	12/01/27	BB+	814,000

1,050	New Fortress Energy Inc, 144A	6.500%	9/30/26	BB-	1,040,308

850	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB-	836,137

2,000	Occidental Petroleum Corp	4.300%	8/15/39	BB+	1,890,000

975	ONEOK Inc	3.400%	9/01/29	BBB	937,621

1,010	Parkland Corp/Canada, 144A	4.625%	5/01/30	BB	939,300

500	Pertamina Persero PT, 144A	1.400%	2/09/26	Baa2	461,160

1,500	Pertamina Persero PT, 144A	2.300%	2/09/31	Baa2	1,320,000

173	Petrobras Global Finance BV	5.750%	2/01/29	Ba1	179,764

593	Petrobras Global Finance BV	5.093%	1/15/30	Ba1	592,265

1,000	Petrobras Global Finance BV	5.600%	1/03/31	Ba1	1,012,500

300	Petrobras Global Finance BV, (3)	5.500%	6/10/51	Ba1	257,430

200	Petroleos del Peru SA, 144A	4.750%	6/19/32	BBB-	179,100

1,490	Petroleos Mexicanos	6.700%	2/16/32	Ba3	1,415,500

100	Petroleos Mexicanos	6.750%	9/21/47	BBB	81,290

559	Petroleos Mexicanos	7.690%	1/23/50	BBB	488,426

1,200	Petronas Energy Canada Ltd, 144A	2.112%	3/23/28	A2	1,122,369

425	Phillips 66	3.300%	3/15/52	A3	374,106

1,665	Saka Energi Indonesia PT, 144A	4.450%	5/05/24	B+	1,630,634

765	Santos Finance Ltd, 144A	3.649%	4/29/31	BBB	714,832

1,000	Saudi Arabian Oil Co, 144A	2.250%	11/24/30	A1	916,638

1,500	SierraCol Energy Andina LLC, 144A	6.000%	6/15/28	B1	1,361,250

1,000	Thaioil Treasury Center Co Ltd, 144A	2.500%	6/18/30	BBB	857,420

445	TotalEnergies Capital International SA	2.986%	6/29/41	A1	405,436

90	Targa Resources Corp, (WI/DD)	4.950%	4/15/52	BBB-	91,693

1,780	Transcanada Trust	5.500%	9/15/79	BBB	1,776,440

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,325	Tullow Oil PLC, 144A	10.250%	5/15/26	B2	$1,350,016

975	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	BB-	978,744
45,197	Total Oil, Gas & Consumable Fuels				42,824,645

	Paper & Forest Products – 0.2%

1,500	Suzano Austria GmbH	3.125%	1/15/32	BBB-	1,328,070

	Personal Products – 0.1%

675	Coty Inc, 144A	5.000%	4/15/26	B+	657,281

	Pharmaceuticals – 0.6%

805	AbbVie Inc	4.250%	11/21/49	BBB+	835,362

750	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A, (3)	9.500%	7/31/27	Caa2	658,125

225	Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A	6.125%	4/01/29	B-	205,312

1,475	ORGANON & CO/ORG, 144A	5.125%	4/30/31	BB-	1,423,375

300	Teva Pharmaceutical Finance Netherlands III BV	2.800%	7/21/23	BBB	295,935

990	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/09/29	Ba2	951,608
4,545	Total Pharmaceuticals				4,369,717

	Semiconductors & Semiconductor Equipment – 0.4%

2,112	Broadcom Inc, 144A	3.469%	4/15/34	BBB-	1,955,989

1,200	SK Hynix Inc, 144A	1.500%	1/19/26	Baa2	1,110,084
3,312	Total Semiconductors & Semiconductor Equipment				3,066,073

	Software – 0.3%

1,000	Condor Merger Sub Inc, 144A	7.375%	2/15/30	CCC+	959,240

505	Oracle Corp	2.875%	3/25/31	BBB+	460,454

1,000	Rocket Software Inc, 144A	6.500%	2/15/29	CCC	907,500
2,505	Total Software				2,327,194

	Specialty Retail – 0.4%

740	AutoNation Inc	3.800%	11/15/27	BBB-	740,283

1,125	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	1,032,862

1,000	Michaels Cos Inc, 144A	7.875%	5/01/29	B3	856,250

700	Staples Inc, 144A	7.500%	4/15/26	B	679,774
3,565	Total Specialty Retail				3,309,169

	Thrifts & Mortgage Finance – 0.2%

2,000	Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A	3.625%	3/01/29	BB+	1,827,700

	Tobacco – 0.2%

655	Altria Group Inc	4.500%	5/02/43	A3	596,320

210	BAT Capital Corp	2.259%	3/25/28	BBB+	188,427

280	BAT Capital Corp	2.726%	3/25/31	BBB+	246,764

530	BAT Capital Corp	3.984%	9/25/50	BBB+	429,506
1,675	Total Tobacco				1,461,017

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Trading Companies & Distributors – 0.6%

$880	AerCap Holdings NV, (3)	5.875%	10/10/79	BB+	$844,800

1,805	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	BBB	1,627,135

750	Air Lease Corp	4.650%	N/A (5)	BB+	673,125

1,825	Albion Financing 2SARL, 144A, (3)	8.750%	4/15/27	BB-	1,756,927
5,260	Total Trading Companies & Distributors				4,901,987

	Transportation Infrastructure – 0.1%

500	Adani Ports & Special Economic Zone Ltd, 144A, (3)	3.100%	2/02/31	BBB-	430,461

250	Aeropuerto Internacional de Tocumen SA, 144A	4.000%	8/11/41	BBB	227,330
750	Total Transportation Infrastructure				657,791

	Wireless Telecommunication Services – 1.2%

1,375	America Movil SAB de CV, 144A	5.375%	4/04/32	A-	1,375,000

1,400	C&W Senior Financing DAC, 144A	6.875%	9/15/27	BB-	1,389,500

775	CT Trust, 144A	5.125%	2/03/32	Ba1	774,225

975	Empresa Nacional de Telecomunicaciones SA, 144A	3.050%	9/14/32	BBB	884,813

1,386	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	1,380,428

1,800	Telefonica Moviles Chile SA, 144A, (3)	3.537%	11/18/31	BBB+	1,674,000

995	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	937,788

835	Vodafone Group PLC	4.375%	2/19/43	BBB	838,092
9,541	Total Wireless Telecommunication Services				9,253,846
$303,116	Total Corporate Bonds (cost $305,932,053)				285,267,658

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 34.0%

$1,478	Aaset 2021-2 Trust, 144A	2.798%	1/15/47	A1	$1,359,979

600	ACRE Commercial Mortgage 2021-FL4 Ltd, 144A, (1-Month LIBOR reference rate + 2.600% spread), (4)	3.068%	12/18/37	N/R	588,486

1,632	Adams Outdoor Advertising LP, 144A	4.810%	11/15/48	A	1,651,737

1,500	Adams Outdoor Advertising LP, 144A	7.356%	11/15/48	BB	1,489,873

750	Affirm Asset Securitization Trust 2021-B, 144A	2.540%	8/17/26	N/R	694,029

2,500	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (4)	4.397%	4/15/34	BB-	2,444,866

735	Ameriquest Mortgage Securities Inc Asset Back Ser 2004-R1, (1-Month LIBOR reference rate + 0.600% spread), (4)	0.787%	2/25/34	A	710,937

1,000	AMSR 2019-SFR1 Trust, 144A	3.247%	1/19/39	A1	946,900

1,482	AMSR 2020-SFR1 Trust, 144A	2.419%	4/17/37	Aa2	1,409,794

346	AMSR 2020-SFR1 Trust, 144A	2.619%	4/17/37	A1	329,098

1,000	Angel Oak Mortgage Trust 2019-5, 144A	3.957%	10/25/49	BB	992,277

1,900	Angel Oak Mortgage Trust 2020-1, 144A	3.161%	12/25/59	BBB-	1,876,375

1,000	Apidos CLO XXIX, 144A, (3-Month LIBOR reference rate + 1.550% spread), (4)	1.808%	7/25/30	AA	990,829

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,337	Applebee’s Funding LLC / IHOP Funding LLC, 144A	4.194%	6/05/49	BBB	$1,326,328

628	Arroyo Mortgage Trust 2019-3, 144A	3.416%	10/25/48	A	608,456

2,100	Avis Budget Rental Car Funding AESOP LLC, 144A	4.150%	9/20/23	BBB	2,107,584

850	Avis Budget Rental Car Funding AESOP LLC, 144A	2.130%	8/20/27	BBB	774,341

1,750	Avis Budget Rental Car Funding AESOP LLC, 144A	4.080%	2/20/28	Ba2	1,623,891

2,000	BAMLL Commercial Mortgage Securities Trust 2022-DKLX, 144A, (CME Term SOFR 1 Month reference rate + 3.000% spread), (4)	3.302%	1/15/39	Baa3	1,956,497

1,115	BANK 2017-BNK5	4.240%	6/15/60	A-	1,093,590

700	BANK 2017-BNK8	4.069%	11/15/50	A-	677,279

2,500	BANK 2019-BNK21, 144A	2.500%	10/17/52	BBB	1,994,585

1,250	BANK 2019-BNK24	2.929%	11/15/62	AAA	1,237,417

115	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7	5.214%	2/11/41	BB	114,397

1,700	Benchmark 2018-B2 Mortgage Trust	4.197%	2/15/51	A-	1,675,065

1,000	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	AAA	1,048,174

1,500	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B-	1,339,632

1,000	Benchmark 2020-IG2 Mortgage Trust, 144A	2.791%	9/15/48	Aaa	945,893

1,000	Benchmark 2020-IG3 Mortgage Trust, 144A	3.536%	9/15/48	N/R	958,775

300	Bojangles Issuer LLC, 144A	3.832%	10/20/50	N/R	293,320

2,625	Boyce Park Clo Ltd, 144A, (SOFR reference rate + 3.100% spread), (4)	3.648%	4/21/35	BBB-	2,590,455

1,275	BX Commercial Mortgage Trust 2019-XL, 144A, (1-Month LIBOR reference rate + 2.000% spread), (4)	2.110%	10/15/36	N/R	1,250,950

1,708	BX Commercial Mortgage Trust 2021-XL2, 144A, (1-Month LIBOR reference rate + 1.846% spread), (4)	2.243%	10/15/38	N/R	1,665,051

1,095	BXP Trust 2017-CC, 144A	3.552%	8/13/37	BBB-	1,023,042

1,500	BXP Trust 2021-601L, 144A	2.775%	1/15/44	Baa3	1,204,123

497	Cars Net Lease Mortgage Notes Series 2020-1, 144A	3.100%	12/15/50	A	469,106

1,250	Cars Net Lease Mortgage Notes Series 2020-1, 144A	4.690%	12/15/50	BBB	1,240,389

1,150	CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	1,125,866

635	CARS-DB5 LP, 144A	1.920%	8/15/51	A+	591,741

1,775	Carvana Auto Receivables Trust 2021-N4	2.300%	9/11/28	BBB	1,702,562

500	Cayuga Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 3.100% spread), (4)	1.000%	7/17/34	BBB-	496,039

705	CD 2016-CD1 Mortgage Trust	3.631%	8/10/49	A-	661,502

49	CF 2020-P1 Mortgage Trust, 144A	2.840%	4/15/25	N/R	48,742

750	CF 2020-P1 Mortgage Trust, 144A	10.010%	4/15/52	N/R	761,101

750	CF 2020-P1 Mortgage Trust, 144A	3.603%	4/15/52	N/R	738,202

1,381	CF Hippolyta LLC, 144A	2.280%	7/15/60	A-	1,302,188

690	CF Hippolyta LLC, 144A	2.600%	7/15/60	A-	634,903

287	CHL Mortgage Pass-Through Trust 2005-27	5.500%	12/25/35	N/R	254,107

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,000	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 2.000% spread), (4)	2.241%	7/15/36	A	$1,975,454

2,125	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 3.100% spread), (4)	3.341%	7/15/36	BBB-	2,095,671

500	CIFC Funding 2020-I Ltd, 144A, (3-Month LIBOR reference rate + 6.250% spread), (4)	6.491%	7/15/36	Ba3	482,139

385	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 6.500% spread), (4)	6.754%	10/20/34	BB-	375,375

1,305	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 2.050% spread), (4)	2.304%	10/20/34	A	1,295,329

1,760	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 3.050% spread), (4)	3.304%	10/20/34	BBB-	1,733,897

1,000	Citigroup Commercial Mortgage Trust 2014-GC23, 144A	4.483%	7/10/47	BBB-	956,083

2,750	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	AA-	2,721,705

1,690	Citigroup Commercial Mortgage Trust 2015-GC29	4.142%	4/10/48	A-	1,658,540

850	Citigroup Commercial Mortgage Trust 2021-PRM2, 144A, (1-Month LIBOR reference rate + 1.900% spread), (4)	2.297%	10/15/36	BBB-	832,449

2,770	Cologix Data Centers US Issuer LLC, 144A	3.300%	12/26/51	N/R	2,666,060

400	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	Aaa	405,648

2,000	COMM 2013-CCRE10 Mortgage Trust, 144A	4.901%	8/10/46	Baa3	1,971,040

1,500	COMM 2014-CCRE19 Mortgage Trust, 144A	4.705%	8/10/47	BBB-	1,409,137

750	COMM 2014-LC17 Mortgage Trust	4.188%	10/10/47	AAA	758,347

1,400	COMM 2014-LC17 Mortgage Trust	4.558%	10/10/47	A	1,392,162

800	Comm 2014-UBS2 Mortgage Trust	4.978%	3/10/47	Baa1	798,039

2,000	COMM 2014-UBS3 Mortgage Trust, 144A	4.768%	6/10/47	N/R	1,855,292

2,000	COMM 2014-UBS3 Mortgage Trust	4.738%	6/10/47	A3	1,977,483

1,615	COMM 2015-CCRE22 Mortgage Trust	4.106%	3/10/48	A-	1,589,684

1,000	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB-	846,887

2,628	COMM 2015-CCRE23 Mortgage Trust	4.288%	5/10/48	N/R	2,445,647

2,240	COMM 2015-CCRE24 Mortgage Trust	3.463%	8/10/48	BBB-	2,015,969

1,000	COMM 2015-CCRE24 Mortgage Trust	4.379%	8/10/48	AA-	1,004,076

500	COMM 2015-CCRE24 Mortgage Trust	4.379%	8/10/48	A-	487,061

550	COMM 2015-CCRE25 Mortgage Trust	3.780%	8/10/48	BB	482,660

2,260	COMM 2015-CCRE26 Mortgage Trust	4.478%	10/10/48	A-	2,229,944

900	COMM 2015-LC23 Mortgage Trust	4.607%	10/10/48	A-	887,082

1,500	COMM 2019-GC44 Mortgage Trust, 144A	2.500%	8/15/57	BBB	1,156,721

1,000	COMM 2019-GC44 Mortgage Trust	3.526%	8/15/57	A-	916,429

1,500	Commercial Mortgage Pass Through Certificates, 144A	3.896%	1/10/39	Baa3	1,448,047

160	Connecticut Avenue Securities Trust 2018-R07, 144A	2.587%	4/25/31	BB+	159,910

3,120	Connecticut Avenue Securities Trust 2021-R01, 144A, (SOFR30A reference rate + 3.100% spread), (4)	3.199%	10/25/41	B+	2,870,634

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$625	Connecticut Avenue Securities Trust 2021-R03, 144A, (SOFR30A reference rate + 5.500% spread), (4)	5.599%	12/25/41	N/R	$554,783

850	Connecticut Avenue Securities Trust 2022-R01, 144A, (SOFR30A reference rate + 6.000% spread), (4)	6.099%	12/25/41	N/R	754,344

1,805	Connecticut Avenue Securities Trust 2022-R03, 144A, (SOFR30A reference rate + 6.250% spread), (4)	6.349%	3/25/42	BB-	1,848,043

377	Corevest American Finance 2020-1 Trust, 144A	1.832%	3/15/50	AAA	361,049

3	Credit Suisse First Boston Mortgage Securities Corp	5.750%	9/25/33	AAA	3,290

3,000	Crescendo Royalty Funding LP, 144A	3.567%	12/20/51	N/R	2,840,263

1,000	CSMC 2021-NQM1, 144A	2.130%	5/25/65	BBB	952,058

645	DB Master Finance LLC, 144A	4.021%	5/20/49	BBB	645,722

1,197	DB Master Finance LLC, 144A	2.045%	11/20/51	BBB	1,092,066

1,197	DB Master Finance LLC, 144A	2.493%	11/20/51	BBB	1,079,122

311	Diamond Resorts Owner Trust 2021-1, 144A	2.700%	11/21/33	BBB	301,432

311	Diamond Resorts Owner Trust 2021-1, 144A	3.830%	11/21/33	BB	301,551

30,450	DOLP Trust 2021-NYC, 144A, (I/O)	0.665%	5/10/41	A-	1,393,474

993	Domino’s Pizza Master Issuer LLC, 144A	2.662%	4/25/51	BBB+	920,164

1,970	DRIVEN BRANDS FUNDING LLC, 144A	3.786%	7/20/50	BBB-	1,880,791

1,485	DRIVEN BRANDS FUNDING LLC, 144A	3.237%	1/20/51	BBB-	1,391,375

1,500	Dryden 49 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 3.400% spread), (4)	3.641%	7/18/30	Baa3	1,500,123

1,250	DT Auto Owner Trust 2021-1, 144A	2.380%	1/18/28	BBB+	1,184,411

2,000	EWC Master Issuer LLC, 144A, (WI/DD)	5.500%	3/15/52	N/R	1,921,638

1,590	Extended Stay America Trust, 144A, (1-Month LIBOR reference rate + 1.080% spread), (4)	1.164%	7/15/38	Aaa	1,571,240

930	Fannie Mae Connecticut Avenue Securities, 144A, (SOFR30A reference rate + 3.300% spread), (4)	3.399%	11/25/41	B+	862,525

	Fannie Mae Pool FN AL1187	5.500%	7/01/24	N/R	52

24	Fannie Mae Pool FN 745101	6.000%	4/01/32	Aaa	25,840

90	Fannie Mae Pool FN 745324	6.000%	3/01/34	Aaa	94,544

1	Fannie Mae Pool FN 905597, (12-Month LIBOR reference rate + 1.875% spread), (4)	2.125%	12/01/36	N/R	772

133	Fannie Mae Pool FN FM1138	6.500%	8/01/37	Aaa	143,365

22	Fannie Mae Pool FN 256890	6.000%	9/01/37	Aaa	23,608

15	Fannie Mae Pool FN 946228, (12-Month LIBOR reference rate + 1.532% spread), (4)	1.782%	9/01/37	N/R	14,738

184	Fannie Mae Pool FN FM1136	5.500%	3/01/39	Aaa	201,542

32	Fannie Mae Pool FN FM1137	6.000%	9/01/39	Aaa	35,699

26	Fannie Mae Pool FN FM1108	5.000%	11/01/44	Aaa	28,380

224	Fannie Mae REMICS, (1-Month LIBOR reference rate + 5.950% spread), (4)	5.493%	9/25/43	Aaa	35,567

90	Flagstar Mortgage Trust 2017-2, 144A	4.048%	10/25/47	Aa3	90,098

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,422	Flagstar Mortgage Trust 2021-10INV, 144A	3.000%	10/25/51	Aa1	$1,334,952

2,809	Flagstar Mortgage Trust 2021-4, 144A	2.500%	6/01/51	AAA	2,562,479

3,180	Flexential Issuer 2021-1, 144A	3.250%	11/27/51	N/R	3,010,778

11,666	Freddie Mac Multifamily ML Certificates, (I/O)	1.220%	7/25/41	N/R	1,403,961

4,000	Freddie Mac STACR REMIC Trust 2021-DNA5, 144A, (SOFR30A reference rate + 3.050% spread), (4)	3.149%	1/25/34	BB-	3,729,200

2,000	Freddie Mac STACR REMIC Trust 2021-DNA6, 144A, (SOFR30A reference rate + 7.500% spread), (4)	7.599%	10/25/41	N/R	1,889,923

2,000	Freddie Mac STACR REMIC Trust 2022-DNA1, 144A, (SOFR30A reference rate + 3.400% spread), (4)	3.499%	1/25/42	B+	1,814,894

1,000	Freddie Mac STACR REMIC Trust 2022-HQA1, 144A, (SOFR30A reference rate + 5.250% spread), (4)	5.300%	3/25/42	B+	1,018,799

200	Freddie Mac STACR Trust 2019-FTR2, 144A, (1-Month LIBOR reference rate + 2.150% spread), (4)	2.607%	11/25/48	BB	193,694

174	Freddie Mac Strips, (1-Month LIBOR reference rate + 5.920% spread), (4), (I/O)	5.523%	3/15/44	N/R	24,079

1,175	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 3.650% spread), (4)	3.700%	11/25/41	B+	1,112,400

1,730	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 3.750% spread), (4)	3.849%	2/25/42	BB	1,691,637

900	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 4.000% spread), (4)	4.099%	11/25/50	Ba3	877,484

500	Goldentree Loan Opportunities IX Ltd, 144A, (3-Month LIBOR reference rate + 5.660% spread), (4)	5.959%	10/29/29	BB-	476,247

2,000	GS Mortgage Securities Corp II, 144A, (1-Month LIBOR reference rate + 3.350% spread), (4)	3.747%	11/15/36	N/R	1,959,375

1,200	GS Mortgage Securities Corp Trust 2017-SLP, 144A	4.591%	10/10/32	B	1,176,353

1,500	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 1.600% spread), (4)	1.997%	7/15/31	BBB-	1,424,162

1,081	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 1.200% spread), (4)	1.391%	7/15/31	AA-	1,050,922

1,000	GS Mortgage Securities Trust 2016-GS3	3.993%	10/10/49	A-	964,549

1,200	GS Mortgage Securities Trust 2016-GS4	3.958%	11/10/49	A-	1,111,508

1,425	GS Mortgage Securities Trust 2019-GC38	4.158%	2/10/52	AAA	1,462,804

1,000	GS Mortgage Securities Trust 2020-GSA2	2.012%	12/12/53	AAA	891,425

18	GS Mortgage-Backed Securities Corp Trust 2019-PJ1, 144A	4.000%	8/25/49	Aa1	18,374

10	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aaa	10,269

27	GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 144A	4.000%	11/25/49	Aa1	26,762

181	GS Mortgage-Backed Securities Corp Trust 2021-PJ5, 144A	2.500%	10/25/51	Aa1	165,234

2,749	GS Mortgage-Backed Securities Trust 2021-PJ6, 144A	2.500%	11/25/51	Aa1	2,507,910

1,842	GS Mortgage-Backed Securities Trust 2021-PJ7, 144A	2.500%	1/25/52	AA+	1,680,973

374	GS Mortgage-Backed Securities Trust 2021-PJ8, 144A	2.500%	1/25/52	Aaa	341,510

2,963	Hardee’s Funding LLC, 144A	3.981%	12/20/50	BBB	2,864,936

750	Hertz Vehicle Financing LLC, 144A	2.050%	12/26/25	Baa2	706,230

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,000	HI-FI Music IP Issuer LP, 144A	3.939%	2/01/62	N/R	$998,038

682	Hilton Grand Vacations Trust 2019-A, 144A	2.840%	7/25/33	A-	664,089

2,169	Horizon Aircraft Finance II Ltd, 144A	3.721%	7/15/39	A	1,933,431

906	Horizon Aircraft Finance III Ltd, 144A	3.425%	11/15/39	A	834,867

1,000	Hotwire Funding LLC, 144A	2.658%	11/20/51	BBB	935,898

750	Hotwire Funding LLC, 144A	4.459%	11/20/51	BB	694,996

500	Hudson Yards 2019-30HY Mortgage Trust, 144A	3.443%	7/10/39	BBB-	464,515

1,000	Hudson Yards 2019-55HY Mortgage Trust, 144A	2.943%	12/10/41	N/R	836,581

570	Impac Secured Assets CMN Owner Trust	8.000%	10/25/30	N/R	532,776

528	Imperial Fund Mortgage Trust 2020-NQM1, 144A	2.051%	10/25/55	A	509,699

2,000	Imperial Fund Mortgage Trust 2020-NQM1, 144A	3.531%	10/25/55	BBB	1,919,254

450	Imperial Fund Mortgage Trust 2021-NQM1, 144A	2.383%	6/25/56	BBB	413,690

511	Imperial Fund Mortgage Trust 2021-NQM1, 144A	1.617%	6/25/56	A	480,998

1,250	Industrial DPR Funding Ltd, 144A	5.380%	4/15/34	BBB	1,250,000

1,205	Jersey Mikes Funding LLC, 144A	2.891%	2/15/52	BBB	1,134,661

219	JP Morgan Alternative Loan Trust 2007-S1, (1-Month LIBOR reference rate + 0.560% spread), (4)	1.017%	4/25/47	AAA	219,904

335	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	339,287

401	JP Morgan Mortgage Trust 2018-3, 144A	3.500%	9/25/48	Aaa	385,935

129	JP Morgan Mortgage Trust 2018-4, 144A	3.500%	10/25/48	Aaa	127,311

532	JP MORGAN MORTGAGE TRUST 2018-5, 144A	3.500%	10/25/48	Aaa	515,547

905	JP Morgan Mortgage Trust 2018-6, 144A	3.910%	12/25/48	Baa3	880,881

129	JP Morgan Mortgage Trust 2019-1, 144A	4.000%	5/25/49	AAA	129,374

62	JP Morgan Mortgage Trust 2019-3, 144A	4.629%	9/25/49	Aaa	60,086

51	JP Morgan Mortgage Trust 2019-INV1, 144A, (1-Month LIBOR reference rate + 0.950% spread), (4)	1.407%	10/25/49	Aaa	51,171

239	JP Morgan Mortgage Trust 2020-1, 144A	3.864%	6/25/50	Aa3	232,513

461	JP Morgan Mortgage Trust 2021-11, 144A	2.500%	1/25/52	Aa1	420,623

318	JP Morgan Mortgage Trust 2021-6, 144A	2.500%	10/25/51	Aaa	290,043

316	JP Morgan Mortgage Trust 2021-7, 144A	2.500%	11/25/51	Aaa	288,849

207	JP Morgan Mortgage Trust 2021-8, 144A	2.500%	12/25/51	AAA	188,641

1,692	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.554%	9/15/47	BBB	1,576,007

1,400	JPMBB Commercial Mortgage Securities Trust 2016-C1, 144A	4.233%	3/17/49	BBB	1,319,391

1,500	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	Aaa	1,523,718

1,400	JPMCC Commercial Mortgage Securities Trust 2017-JP7, 144A	4.390%	9/15/50	BBB	1,267,727

1,335	JPMCC Commercial Mortgage Securities Trust 2017-JP7	3.640%	9/15/50	A-	1,266,420

190	Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust, 144A	3.985%	2/15/36	AAA	192,084

1,790	Lunar 2021-1 Structured Aircraft Portfolio Notes, 144A	5.682%	10/15/46	Ba3	1,499,568

293	LUNAR AIRCRAFT 2020-1 LTD, 144A	4.335%	2/15/45	BB	246,599

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,500	Madison Park Funding LIX Ltd, 144A, (3-Month LIBOR reference rate + 2.100% spread), (4)	2.345%	1/18/34	A+	$1,482,400

1,500	Madison Park Funding XXXVI Ltd, 144A, (CME Term SOFR 3 Month reference rate + 3.500% spread), (4)	3.804%	4/15/35	BBB+	1,490,014

1,500	Magnetite XXIII Ltd, 144A, (3-Month LIBOR reference rate + 2.050% spread), (4)	1.000%	1/25/35	A	1,489,797

160	MAPS 2018-1 Ltd, 144A	4.212%	5/15/43	BBB+	149,891

518	MAPS 2021-1 Trust, 144A	2.521%	6/15/46	A1	479,300

34,356	MFT Trust 2020-ABC, 144A	0.119%	2/10/42	N/R	365,352

1,138	Morgan Stanley Capital I Trust 2011-C1, 144A	4.193%	9/15/47	A	1,111,135

750	Morgan Stanley Capital I Trust 2018-H3	4.177%	7/15/51	AAA	774,887

292	Morgan Stanley Residential Mortgage Loan Trust 2021-5, 144A	2.500%	8/25/51	AAA	266,444

2,000	MRCD 2019-MARK Mortgage Trust, 144A	2.718%	12/15/36	N/R	1,835,972

1,000	MTN Commercial Mortgage Trust, 144A, (CME Term SOFR 1 Month reference rate + 2.943% spread), (4)	2.993%	3/15/39	Baa3	993,787

893	MVW 2019-2 LLC, 144A	2.680%	10/20/38	BBB+	854,480

390	MVW 2021-1W LLC, 144A	1.940%	1/22/41	BBB	369,685

680	MVW Owner Trust 2019-1, 144A	3.330%	11/20/36	BBB+	663,071

1,000	Myers Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 1.600% spread), (4)	1.854%	10/20/30	AA	988,512

1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 3.500% spread), (4)	3.897%	7/15/36	N/R	1,463,369

1,500	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (4)	4.647%	7/15/36	N/R	1,447,675

2,239	NBC Funding LLC, 144A	2.989%	7/30/51	N/R	2,085,369

200	NBC Funding LLC, 144A	4.970%	7/30/51	N/R	185,811

1,000	Neuberger Berman Loan Advisers CLO 27 Ltd, 144A, (3-Month LIBOR reference rate + 1.400% spread), (4)	1.641%	1/15/30	AA	991,869

1,500	Neuberger Berman Loan Advisers CLO 31 Ltd, 144A, (3-Month LIBOR reference rate + 3.250% spread), (4)	3.504%	4/20/31	BBB-	1,485,510

500	Neuberger Berman Loan Advisers CLO 37 Ltd, 144A, (3-Month LIBOR reference rate + 2.850% spread), (4)	3.104%	7/20/31	BBB-	489,347

660	Neuberger Berman Loan Advisers Clo 40 Ltd, 144A, (3-Month LIBOR reference rate + 5.850% spread), (4)	6.091%	4/16/33	BB-	643,666

1,000	Neuberger Berman Loan Advisers Clo 40 Ltd, 144A, (3-Month LIBOR reference rate + 2.750% spread), (4)	2.991%	4/16/33	BBB-	971,705

1,625	Neuberger Berman Loan Advisers CLO 48 Ltd, 144A, (CME Term SOFR 3 Month reference rate + 3.200% spread), (4)	3.928%	4/25/36	BBB-	1,614,195

120	New Residential Mortgage Loan Trust 2015-2, 144A	5.449%	8/25/55	Baa1	121,233

1,000	NLT 2021-INV2 Trust, 144A	2.569%	8/25/56	BBB	907,665

1,000	Oak Street Investment Grade Net Lease Fund Series 2021-1, 144A	4.230%	1/20/51	BBB+	963,012

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$56	OBX 2018-1 Trust, 144A, (1-Month LIBOR reference rate + 0.650% spread), (4)	1.107%	6/25/57	AAA	$55,609

925	OBX 2021-J2 Trust, 144A	2.500%	7/25/51	Aa1	843,732

2,175	OHA Credit Funding 4 Ltd, 144A, (3-Month LIBOR reference rate + 3.200% spread), (4)	3.459%	10/22/36	BBB-	2,158,888

1,000	OHA Credit Funding 6 Ltd, 144A, (3-Month LIBOR reference rate + 3.150% spread), (4)	3.404%	7/20/34	BBB-	990,603

1,150	One Bryant Park Trust 2019-OBP, 144A	2.516%	9/15/54	Aaa	1,063,612

2,000	OPG Trust 2021-PORT, 144A, (1-Month LIBOR reference rate + 1.529% spread), (4)	1.926%	10/15/36	N/R	1,894,538

500	Oportun Funding XIV LLC, 144A	3.440%	3/08/28	N/R	484,722

500	Oportun Funding XIV LLC, 144A	5.400%	3/08/28	N/R	484,394

617	Oportun Issuance Trust 2021-C, 144A	3.610%	10/08/31	N/R	588,522

350	Oportun Issuance Trust 2021-C, 144A	5.570%	10/08/31	N/R	334,403

1,000	Palmer Square CLO 2021-3 Ltd, 144A, (3-Month LIBOR reference rate + 2.950% spread), (4)	3.182%	1/15/35	Baa3	974,457

2,500	Palmer Square CLO Ltd, 144A, (CME Term SOFR 3 Month reference rate + 3.050% spread), (4)	3.516%	4/20/35	Baa3	2,467,155

175	Progress Residential 2021-SFR8 Trust, 144A	2.082%	10/17/38	Baa3	156,000

250	Purchasing Power Funding 2021-A LLC, 144A	4.370%	10/15/25	N/R	244,645

2,658	Purewest Funding LLC, 144A	4.091%	12/22/36	BBB+	2,572,578

22	Sequoia Mortgage Trust 2018-7, 144A	4.000%	9/25/48	Aaa	21,724

9	Sequoia Mortgage Trust 2019-2, 144A	4.000%	6/25/49	Aaa	8,689

334	Sequoia Mortgage Trust 2020-3, 144A	3.000%	4/25/50	AAA	321,928

190	Sequoia Mortgage Trust 2021-4, 144A	2.500%	6/25/51	AAA	172,968

495	ServiceMaster Funding LLC, 144A	2.841%	10/30/51	BBB-	448,210

1,784	SERVPRO Master Issuer LLC, 144A	3.882%	10/25/49	BBB-	1,787,145

1,042	SERVPRO Master Issuer LLC, 144A	2.394%	4/25/51	BBB-	937,091

1,463	Sesac Finance LLC, 144A	5.216%	7/25/49	N/R	1,444,289

2,321	Settlement Fee Finance 2019-1 LLC, 144A, (7)	3.840%	11/01/49	N/R	2,253,405

342	Sierra Timeshare 2019-2 Receivables Funding LLC, 144A	4.540%	5/20/36	BB	336,270

328	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	320,798

282	Sierra Timeshare 2021-1 Receivables Funding LLC, 144A	1.790%	11/20/37	BBB	271,335

298	S-Jets 2017-1 Ltd, 144A	3.967%	8/15/42	BBB	252,127

40,180	SLG Office Trust 2021-OVA, 144A, (I/O)	0.258%	7/15/41	AA-	761,994

1,155	SLG Office Trust 2021-OVA, 144A	2.851%	7/15/41	N/R	987,928

1,929	SMR 2022-IND Mortgage Trust, 144A, (CME Term SOFR 1 Month reference rate + 3.950% spread), (4)	4.251%	2/15/39	Baa3	1,903,549

1,899	Sonic Capital LLC, 144A	3.845%	1/20/50	BBB	1,851,048

1,500	Spruce Hill Mortgage Loan Trust 2020-SH1, 144A	3.827%	1/28/50	BBB	1,459,123

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,294	START Ireland, 144A	5.095%	3/15/44	BB	$1,065,562

2,623	Taco Bell Funding LLC, 144A	2.294%	8/25/51	BBB	2,339,151

1,746	Taco Bell Funding LLC, 144A	1.946%	8/25/51	BBB	1,578,735

1,500	TCW CLO 2021-2 Ltd, 144A, (3-Month LIBOR reference rate + 6.860% spread), (4)	6.985%	7/25/34	BB-	1,444,069

305	Tricon American Homes 2019-SFR1 Trust, 144A	3.198%	3/17/38	A1	289,820

700	Tricon American Homes 2020-SFR1, 144A	2.548%	7/17/38	A3	640,040

1,141	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	3.649%	3/10/46	Aa3	1,125,817

1,000	VB-S1 Issuer LLC—VBTEL, 144A	4.288%	2/15/52	BBB-	974,009

200	Verus Securitization Trust 2019-3, 144A	4.043%	7/25/59	BB	200,286

600	Verus Securitization Trust 2019-4, 144A	3.207%	11/25/59	BBB-	596,961

1,251	Verus Securitization Trust 2020-1, 144A	2.724%	1/25/60	A	1,243,921

396	Verus Securitization Trust 2020-4, 144A	2.321%	5/25/65	A	388,858

2,000	Verus Securitization Trust 2021-8, 144A	3.288%	11/25/66	BBB	1,848,062

1,284	Vivint Solar Financing V LLC, 144A	7.370%	4/30/48	N/R	1,287,851

700	VNDO Trust 2016-350P, 144A	3.903%	1/10/35	BB-	624,153

1,211	VR Funding LLC, 144A	2.790%	11/15/50	N/R	1,137,773

211	VR Funding LLC, 144A	6.420%	11/15/50	N/R	203,761

60	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust	5.849%	8/25/38	Aaa	60,076

410	Wells Fargo Mortgage Backed Securities 2021-1 Trust, 144A	2.500%	12/25/50	AAA	378,584

992	Wells Fargo Mortgage Backed Securities 2021-INV1 Trust, 144A	3.327%	8/25/51	A	900,007

864	Wendy’s Funding LLC, 144A	2.370%	6/15/51	BBB	767,985

350	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	Aaa	351,159

1,493	Wingstop Funding LLC, 144A	2.841%	12/05/50	N/R	1,384,258

547	ZAXBY’S FUNDING LLC, 144A	3.238%	7/30/51	N/R	504,702
$394,007	Total Asset-Backed and Mortgage-Backed Securities (cost $280,992,101)				267,977,970

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 7.7%

	Automobiles – 0.4%

$1,235	General Motors Financial Co Inc	5.700%	N/A (5)	BB+	$1,293,910

2,285	General Motors Financial Co Inc, (3)	5.750%	N/A (5)	BB+	2,279,287
3,520	Total Automobiles				3,573,197

	Banks – 3.3%

1,100	Banco de Credito del Peru, 144A	3.125%	7/01/30	BBB-	1,035,100

2,370	Bank of America Corp	6.300%	N/A (5)	BBB+	2,520,376

1,500	Bank of America Corp	6.100%	N/A (5)	BBB+	1,564,582

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,330	Citigroup Inc	5.950%	N/A (5)	BBB-	$1,355,669

1,000	Citigroup Inc	6.300%	N/A (5)	BBB-	1,004,000

1,500	Citigroup Inc	5.000%	N/A (5)	BBB-	1,485,000

2,000	CoBank ACB	6.250%	N/A (5)	BBB+	2,070,000

2,000	Goldman Sachs Group Inc	3.800%	N/A (5)	BBB-	1,853,750

1,560	Huntington Bancshares Inc/OH	5.625%	N/A (5)	Baa3	1,624,740

2,950	JPMorgan Chase & Co	3.650%	N/A (5)	BBB+	2,758,250

1,275	JPMorgan Chase & Co	5.000%	N/A (5)	BBB+	1,270,761

500	Societe Generale SA, 144A	4.027%	1/21/43	BBB	434,688

3,000	Truist Financial Corp	4.800%	N/A (5)	Baa2	2,947,500

1,415	Truist Financial Corp	5.100%	N/A (5)	Baa2	1,434,810

1,230	Wells Fargo & Co	5.875%	N/A (5)	Baa2	1,285,104

1,800	Wells Fargo & Co	5.900%	N/A (5)	Baa2	1,813,500
26,530	Total Banks				26,457,830

	Capital Markets – 0.3%

2,050	Charles Schwab Corp	5.375%	N/A (5)	BBB	2,111,500

	Consumer Finance – 0.9%

2,610	Ally Financial Inc	4.700%	N/A (5)	Ba2	2,456,819

1,805	American Express Co	3.550%	N/A (5)	Baa2	1,644,897

2,500	Capital One Financial Corp, (3)	3.950%	N/A (5)	Baa3	2,325,250

1,000	Discover Financial Services	6.125%	N/A (5)	Ba2	1,040,680
7,915	Total Consumer Finance				7,467,646

	Diversified Financial Services – 0.1%

1,000	Voya Financial Inc	6.125%	N/A (5)	BBB-	992,500

	Electric Utilities – 0.2%

1,500	Southern Co	4.000%	1/15/51	BBB-	1,451,250

	Food Products – 0.4%

2,780	Land O’ Lakes Inc, 144A	8.000%	N/A (5)	BB	2,953,750

	Independent Power & Renewable Electricity Producers – 0.2%

1,304	Vistra Corp, 144A	7.000%	N/A (5)	Ba3	1,269,770

	Insurance – 0.5%

2,835	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	2,764,125

1,000	Hanwha Life Insurance Co Ltd, 144A	3.379%	2/04/32	A-	958,718
3,835	Total Insurance				3,722,843

	Media – 0.3%

2,185	Paramount Global	6.375%	3/30/62	Baa3	2,205,757

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Multi-Utilities – 0.3%

$2,035		Sempra Energy	4.875%	N/A (5)	BBB-	$2,045,175

		Oil, Gas & Consumable Fuels – 0.6%

3,235		Enbridge Inc	5.750%	7/15/80	BBB-	3,348,225

1,400		Energy Transfer LP	6.500%	N/A (5)	BB	1,375,920
4,635		Total Oil, Gas & Consumable Fuels				4,724,145

		Trading Companies & Distributors – 0.1%

825		AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	807,791

		Wireless Telecommunication Services – 0.1%

800		Network i2i Ltd, 144A	5.650%	N/A (5)	BB	792,400
$60,914		Total $1,000 Par (or similar) Institutional Preferred (cost $62,859,443)				60,575,554

Principal Amount (000) (14)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 7.6%

		Bermuda – 0.2%

$650		Bermuda Government International Bond, 144A	3.717%	1/25/27	A+	$658,938

1,150		Bermuda Government International Bond, 144A	2.375%	8/20/30	A+	1,052,250
1,800		Total Bermuda				1,711,188

		Brazil – 0.1%

950		Brazilian Government International Bond	3.875%	6/12/30	Ba2	875,805

		Chile – 0.1%

600		Chile Government International Bond	2.750%	1/31/27	A1	586,572

		Colombia – 0.3%

2,090		Colombia Government International Bond, (3)	3.000%	1/30/30	Baa2	1,799,114

850		Colombia Government International Bond, (3)	5.000%	6/15/45	Baa2	715,368
2,940		Total Colombia				2,514,482

		Costa Rica – 0.1%

905		Costa Rica Government International Bond, 144A	5.625%	4/30/43	B	791,884

		Cote d“Ivoire – 0.4%

1,445		Ivory Coast Government International Bond, 144A	5.750%	12/31/32	BB-	1,414,656

1,750		Ivory Coast Government International Bond, 144A	6.125%	6/15/33	BB-	1,690,185
3,195		Total Cote d’Ivoire				3,104,841

		Dominican Republic – 0.3%

12,000	DOP	Dominican Republic International Bond, 144A	9.750%	6/05/26	BB-	222,771

650		Dominican Republic International Bond, 144A	5.500%	2/22/29	BB-	641,875

1,000		Dominican Republic International Bond, 144A	4.500%	1/30/30	BB-	917,510

835		Dominican Republic International Bond, 144A	5.300%	1/21/41	BB-	724,371
14,485		Total Dominican Republic				2,506,527

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000) (14)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Ecuador – 0.0%

$380	Ecuador Government International Bond, 144A	5.000%	7/31/30	B-	$317,304

	Egypt – 0.3%

2,425	Egypt Government International Bond, 144A	5.577%	2/21/23	B+	2,425,000

125	Egypt Government International Bond, 144A	7.053%	1/15/32	B+	109,812
2,550	Total Egypt				2,534,812

	El Salvador – 0.1%

1,925	El Salvador Government International Bond, 144A	6.375%	1/18/27	B-	943,269

	Ghana – 0.2%

2,200	Ghana Government International Bond, 144A	8.125%	3/26/32	B-	1,584,000

	Guatemala – 0.1%

375	Guatemala Government Bond, 144A	6.125%	6/01/50	Ba1	393,754

	Indonesia – 0.6%

2,635	Perusahaan Penerbit SBSN Indonesia III, 144A	2.550%	6/09/31	BBB	2,513,790

950	Perusahaan Penerbit SBSN Indonesia III, 144A	3.800%	6/23/50	BBB	926,250

1,115	Perusahaan Penerbit SBSN Indonesia III, 144A	3.550%	6/09/51	BBB	1,056,697
4,700	Total Indonesia				4,496,737

	Iraq – 0.3%

2,261	Iraq International Bond, 144A	5.800%	1/15/28	N/R	2,205,284

	Israel – 0.1%

1,045	State of Israel, Reg S	3.800%	5/13/60	AA-	1,044,902

	Italy – 0.2%

1,600	Republic of Italy Government International Bond, (3)	5.375%	6/15/33	BBB-	1,809,298

	Jamaica – 0.2%

1,230	Jamaica Government International Bond	6.750%	4/28/28	B+	1,353,000

	Jordan – 0.3%

2,175	Jordan Government International Bond, 144A	5.850%	7/07/30	BB-	2,023,968

	Kazakhstan – 0.3%

850	Kazakhstan Government International Bond, 144A	4.875%	10/14/44	Baa2	836,196

1,000	Kazakhstan Government International Bond, 144A	6.500%	7/21/45	Baa2	1,150,000
1,850	Total Kazakhstan				1,986,196

	Kenya – 0.3%

1,000	Republic of Kenya Government International Bond, 144A	7.000%	5/22/27	B+	962,080

1,445	Republic of Kenya Government International Bond, 144A	6.300%	1/23/34	B+	1,239,087
2,445	Total Kenya				2,201,167

	Mexico – 0.5%

850	Mexico Government International Bond	3.750%	1/11/28	Baa1	864,442

1,950	Mexico Government International Bond	4.280%	8/14/41	Baa1	1,817,731

Principal Amount (000) (14)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Mexico (continued)

$1,640	Mexico Government International Bond	4.750%	3/08/44	Baa1	$1,611,497
4,440	Total Mexico				4,293,670

	Mongolia – 0.1%

450	Mongolia Government International Bond, 144A	5.125%	4/07/26	B	441,790

795	Mongolia Government International Bond, 144A	4.450%	7/07/31	B	714,693
1,245	Total Mongolia				1,156,483

	Morocco – 0.2%

920	Morocco Government International Bond, 144A	3.000%	12/15/32	BB+	795,800

850	Morocco Government International Bond, 144A	5.500%	12/11/42	BB+	833,034
1,770	Total Morocco				1,628,834

	Nigeria – 0.1%

325	Nigeria Government International Bond, 144A, (3)	8.375%	3/24/29	B2	328,133

815	Nigeria Government International Bond, 144A	7.875%	2/16/32	B2	770,420
1,140	Total Nigeria				1,098,553

	Oman – 0.2%

250	Oman Government International Bond, 144A	6.750%	10/28/27	Ba3	271,823

850	Oman Government International Bond, 144A	6.000%	8/01/29	Ba3	885,946

275	Oman Sovereign Sukuk Co, 144A, (3)	4.875%	6/15/30	Ba3	286,923
1,375	Total Oman				1,444,692

	Pakistan – 0.1%

750	Pakistan Global Sukuk Programme Co Ltd, 144A, (3)	7.950%	1/31/29	B3	699,465

	Panama – 0.2%

1,360	Panama Bonos del Tesoro	3.362%	6/30/31	BBB	1,278,400

	Paraguay – 0.1%

500	Paraguay Government International Bond, 144A	2.739%	1/29/33	Ba1	442,500

385	Paraguay Government International Bond, 144A	5.400%	3/30/50	Ba1	389,813
885	Total Paraguay				832,313

	Peru – 0.2%

1,500	Peruvian Government International Bond	2.783%	1/23/31	Baa1	1,412,250

	Philippines – 0.1%

495	Philippine Government International Bond	4.200%	3/29/47	BBB+	516,763

	Qatar – 0.2%

900	Qatar Government International Bond, 144A	3.750%	4/16/30	AA-	949,514

850	Qatar Government International Bond, 144A	4.817%	3/14/49	AA-	1,007,131
1,750	Total Qatar				1,956,645

	Rwanda – 0.2%

1,375	Rwanda International Government Bond, 144A	5.500%	8/09/31	B+	1,252,900

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000) (14)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Saudi Arabia – 0.2%

$1,890	Saudi Government International Bond, 144A	3.750%	1/21/55	A1	$1,816,868

	South Africa – 0.3%

2,450	Republic of South Africa Government International Bond	5.375%	7/24/44	Ba2	2,153,035

	Turkey – 0.2%

1,550	Turkiye Ihracat Kredi Bankasi AS, 144A	5.750%	7/06/26	B2	1,415,522

	Ukraine – 0.0%

225	Ukraine Government International Bond, 144A	7.750%	9/01/27	B-	94,500

390	Ukraine Government International Bond, 144A	9.750%	11/01/28	B-	163,800
615	Total Ukraine				258,300

	Uzbekistan – 0.2%

1,345	Republic of Uzbekistan International Bond, 144A	5.375%	2/20/29	BB-	1,345,000

450	Republic of Uzbekistan International Bond, 144A	3.700%	11/25/30	BB-	388,125
1,795	Total Uzbekistan				1,733,125
	Total Sovereign Debt (cost $66,502,894)				59,932,808

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 5.7% (8)

	Banks – 5.0%

$1,650	Banco Bilbao Vizcaya Argentaria SA, (3)	6.500%	N/A (5)	Ba2	$1,656,187

1,480	Banco Mercantil del Norte SA/Grand Cayman, 144A	6.750%	N/A (5)	Ba2	1,454,100

4,460	Banco Santander SA	4.750%	N/A (5)	Ba1	4,112,120

1,375	Bancolombia SA	4.625%	12/18/29	Ba3	1,323,438

1,250	Bangkok Bank PCL/Hong Kong, 144A	5.000%	N/A (5)	Ba1	1,232,813

2,000	Bank Hapoalim BM, 144A, Reg S	3.255%	1/21/32	BBB	1,840,000

3,990	Barclays PLC	6.125%	N/A (5)	BBB-	4,074,787

2,330	BNP Paribas SA, 144A	6.625%	N/A (5)	BBB	2,406,890

1,000	Credit Agricole SA, 144A	8.125%	N/A (5)	BBB	1,111,920

3,395	HSBC Holdings PLC	6.000%	N/A (5)	BBB	3,454,412

1,700	Itau Unibanco Holding SA/Cayman Island, 144A	3.875%	4/15/31	B1	1,610,750

1,500	Lloyds Banking Group PLC	7.500%	N/A (5)	Baa3	1,574,955

2,265	Lloyds Banking Group PLC	7.500%	N/A (5)	Baa3	2,407,502

2,000	Macquarie Bank Ltd/London, 144A	6.125%	N/A (5)	BB+	1,993,000

1,700	Mizrahi Tefahot Bank Ltd, 144A, Reg S	3.077%	4/07/31	BBB	1,576,750

2,000	NatWest Group PLC	8.000%	N/A (5)	BBB-	2,172,600

1,130	NatWest Group PLC	6.000%	N/A (5)	BBB-	1,153,900

2,540	Nordea Bank Abp, 144A	6.625%	N/A (5)	BBB+	2,653,538

1,760	Societe Generale SA, 144A	4.750%	N/A (5)	BB+	1,639,000
39,525	Total Banks				39,448,662

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Capital Markets – 0.7%

$2,000	Credit Suisse Group AG, 144A			6.375%	N/A (5)	BB+	$1,974,140

2,105	Deutsche Bank AG			6.000%	N/A (5)	BB-	2,052,375

640	UBS Group AG, 144A			7.000%	N/A (5)	BBB	667,718

1,000	UBS Group AG, 144A			3.875%	N/A (5)	BBB	920,950
5,745	Total Capital Markets						5,615,183
$45,270	Total Contingent Capital Securities (cost $47,672,976)						45,063,845

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 4.8% (9)

	Airlines – 0.3%

$350	Mileage Plus Holdings LLC, Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	$364,340

175	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	181,179

1,489	United Airlines, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	4/21/28	Ba1	1,473,758
2,014	Total Airlines						2,019,277

	Auto Components – 0.1%

848	Clarios Global LP, Term Loan B	3.707%	1-Month LIBOR	3.250%	4/30/26	B1	838,532

	Beverages – 0.1%

222	Arterra Wines Canada, Inc., Term Loan	4.506%	3-Month LIBOR	3.500%	11/25/27	B1	220,410

398	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/05/28	B1	366,160
620	Total Beverages						586,570

	Building Products – 0.2%

997	Chamberlain Group Inc, Term Loan B	4.506%	3-Month LIBOR	3.500%	10/22/28	B+	986,902

427	Cornerstone Building Brands, Inc., Term Loan B	3.750%	3-Month LIBOR	3.250%	4/12/28	B+	413,980
1,424	Total Building Products						1,400,882

	Chemicals – 0.1%

1,107	Messer Industries GmbH, Term Loan	3.506%	3-Month LIBOR	2.500%	3/01/26	BB-	1,094,662

70	W.R. Grace & Co.-Conn., Term Loan B	4.813%	3-Month LIBOR	3.750%	9/22/28	BB+	69,443
1,177	Total Chemicals						1,164,105

	Commercial Services & Supplies – 0.5%

983	Amentum Government Services Holdings LLC, Term Loan B	3.957%	1-Month LIBOR	3.500%	1/31/27	B1	973,490

668	Filtration Group Corporation, Term Loan, First Lien	3.457%	1-Month LIBOR	3.000%	3/28/25	B	659,222

248	GFL Environmental Inc., Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB-	246,959

1,469	Gopher Resource, LLC, Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	1/28/25	B	1,339,637

443	Prime Security Services Borrower, LLC, Term Loan	3.500%	3-Month LIBOR	2.750%	9/23/26	BB-	440,833

242	Prometric Holdings, Inc., Term Loan, First Lien	4.000%	1-Month LIBOR	3.000%	1/29/25	B2	238,608

437	Vertical US Newco Inc, Term Loan B	4.000%	6-Month LIBOR	3.500%	7/31/27	B+	434,181
4,490	Total Commercial Services & Supplies						4,332,930

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (2)	Value

	Construction & Engineering – 0.1%

$498	Aegion Corporation, Term Loan	5.500%	3-Month LIBOR	4.750%	5/17/28	B	$495,634

	Containers & Packaging – 0.1%

496	Plaze, Inc., Term Loan B	3.605%	1-Month LIBOR	0.035%	8/03/26	B	480,076

247	Reynolds Group Holdings Inc. , Term Loan B2	3.707%	1-Month LIBOR	3.250%	2/05/26	B+	241,115

196	Tank Holding Corp., Term Loan	3.707%	1-Month LIBOR	3.250%	3/26/26	B2	195,500
939	Total Containers & Packaging						916,691

	Diversified Consumer Services – 0.1%

764	Spin Holdco Inc., Term Loan	4.750%	3-Month LIBOR	4.000%	3/04/28	B-	759,712

	Diversified Telecommunication Services – 0.1%

173	Cablevision Lightpath LLC, Term Loan B	3.750%	3-Month LIBOR	3.250%	12/01/27	B+	171,063

312	Zayo Group Holdings, Inc., Term Loan	3.457%	1-Month LIBOR	3.000%	3/09/27	B1	303,852
485	Total Diversified Telecommunication Services						474,915

	Electronic Equipment, Instruments & Components – 0.0%

397	Ingram Micro Inc., Term Loan B	4.506%	3-Month LIBOR	3.500%	7/02/28	BB+	394,221

	Energy Equipment & Services – 0.1%

525	Apergy Corporation, Term Loan	6.000%	3-Month LIBOR	5.000%	6/03/27	BBB-	527,531

	Food & Staples Retailing – 0.0%

197	Chobani, LLC, Term Loan B	4.500%	1-Month LIBOR	3.500%	10/23/27	B-	194,230

	Health Care Equipment & Supplies – 0.1%

1,200	Medline Borrower, LP, Term Loan B	3.750%	1-Month LIBOR	3.250%	10/21/28	BB-	1,189,422

	Health Care Providers & Services – 0.6%

1,109	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	1,104,699

1,000	Parexel International Corporation, Term Loan, First Lien	4.000%	1-Month LIBOR	3.500%	11/15/28	B1	993,930

1,153	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	4.197%	1-Month LIBOR	3.750%	11/16/25	B1	1,148,079

1,483	Select Medical Corporation, Term Loan B	2.710%	1-Month LIBOR	2.250%	3/06/25	Ba2	1,468,566
4,745	Total Health Care Providers & Services						4,715,274

	Hotels, Restaurants & Leisure – 0.1%

295	Caesars Resort Collection, LLC, Term Loan B1	3.957%	1-Month LIBOR	3.500%	7/20/25	B+	294,909

495	IRB Holding Corp, Term Loan	4.000%	3-Month LIBOR	3.000%	12/15/27	B+	492,834
790	Total Hotels, Restaurants & Leisure						787,743

	Household Durables – 0.1%

448	Weber-Stephen Products LLC, Term Loan B	4.022%	6-Month LIBOR	3.250%	10/30/27	B+	435,393

	Insurance – 0.3%

1,577	AssuredPartners, Inc., Term Loan B	4.000%	1-Month LIBOR	3.500%	2/13/27	B	1,561,481

490	Hub International Limited, Term Loan B	4.001%	3-Month LIBOR	3.250%	4/25/25	B	487,600

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (2)	Value

	Insurance (continued)

$489	USI, Inc., Term Loan	4.006%	3-Month LIBOR	3.000%	5/16/24	B	$485,917
2,556	Total Insurance						2,534,998

	Interactive Media & Services – 0.1%

743	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	729,904

	Internet & Direct Marketing Retail – 0.1%

471	CNT Holdings I Corp, Term Loan	4.250%	3-Month LIBOR	3.500%	11/08/27	B	469,521

	Media – 0.2%

296	Banijay Entertainment S.A.S, Term Loan	3.991%	1-Month LIBOR	3.750%	3/01/25	B1	294,028

1,003	DirecTV Financing, LLC, Term Loan	5.750%	1-Month LIBOR	5.000%	8/02/27	BBB-	1,002,946
1,299	Total Media						1,296,974

	Oil, Gas & Consumable Fuels – 0.0%

245	Delek US Holdings, Inc., Term Loan B	6.500%	1-Month LIBOR	5.500%	3/30/25	BB+	244,081

	Pharmaceuticals – 0.7%

651	Bausch Health Companies Inc., Term Loan B	3.457%	1-Month LIBOR	3.000%	6/02/25	BB	647,406

1,418	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	1-Month LIBOR	5.000%	3/25/28	B-	1,331,766

2,233	Jazz Financing Lux S.a.r.l., Term Loan	4.000%	1-Month LIBOR	3.500%	5/05/28	BB+	2,227,687

1,449	Organon & Co, Term Loan	3.563%	3-Month LIBOR	3.000%	6/02/28	BB	1,443,234
5,751	Total Pharmaceuticals						5,650,093

	Semiconductors & Semiconductor Equipment – 0.1%

832	Ultra Clean Holdings, Inc, Term Loan B	4.207%	1-Month LIBOR	3.750%	8/27/25	B1	831,472

	Software – 0.1%

317	Camelot U.S. Acquisition 1 Co., Term Loan B	3.457%	1-Month LIBOR	3.000%	10/31/26	B1	314,843

495	IGT Holding IV AB, Term Loan B2	4.506%	3-Month LIBOR	3.500%	3/29/28	B	491,599

124	Ultimate Software Group Inc (The), Term Loan	3.750%	3-Month LIBOR	3.250%	5/03/26	B1	122,923
936	Total Software						929,365

	Specialty Retail – 0.4%

528	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	525,197

83	LS Group OpCo Acquistion LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	83,415

995	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	993,134

1,945	Staples, Inc., Term Loan	5.317%	3-Month LIBOR	5.000%	4/12/26	B	1,842,479
3,551	Total Specialty Retail						3,444,225

	Wireless Telecommunication Services – 0.1%

995	GOGO Intermediate Holdings LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	4/30/28	B	989,095
38,940	Total Variable Rate Senior Loan Interests (cost $38,711,118)						38,352,790

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.6%

	Diversified Financial Services – 0.2%

14,600	AgriBank FCB, (15)	6.875%		BBB+	$1,540,300

	Insurance – 0.4%

49,000	Assurant Inc	5.250%		BB+	1,137,780

70,000	Enstar Group Ltd	7.000%		BB+	1,839,600
	Total Insurance				2,977,380
	Total $25 Par (or similar) Retail Preferred (cost $4,435,000)				4,517,680
	Total Long-Term Investments (cost $807,105,585)				761,688,305

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.2%

	MONEY MARKET FUNDS – 2.2%

16,928,018	State Street Navigator Securities Lending Government Money Market Portfolio, (11)	0.290% (12)			$16,928,018
	Total Investments Purchased with Collateral from Securities Lending (cost $16,928,018)				16,928,018

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.6%

	REPURCHASE AGREEMENTS – 2.6%

$20,612	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/22, repurchase price $20,612,129, collateralized by $21,082,600, U.S. Treasury Bill, 0.000%, due 8/04/22, value $21,024,391	0.000%	4/01/22		$20,612,129
	Total Short-Term Investments (cost $20,612,129)				20,612,129
	Total Investments (cost $844,645,732) – 101.3%				799,228,452
	Other Assets Less Liabilities – (1.3)% (13)				(10,159,564)
	Net Assets – 100%				$789,068,888

Investments in Derivatives

Futures Contracts – Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	125	6/22	$22,853,437	$22,140,625	$(712,812)	$132,813

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	(300)	6/22	$(64,019,938)	$(63,576,563)	$443,375	$(49,219)
U.S. Treasury 5-Year Note	(150)	6/22	(17,615,560)	(17,203,125)	412,435	(21,094)
U.S. Treasury Ultra 10-Year Note	(150)	6/22	(20,941,997)	(20,320,312)	621,685	(60,937)
U.S. Treasury 10-Year Note	(400)	6/22	(50,484,971)	(49,150,000)	1,334,971	(100,000)
Total			$(153,062,466)	$(150,250,000)	$2,812,466	$(231,250)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Strategic Income Fund (continued)

Portfolio of Investments    March 31, 2022

(Unaudited)

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$285,267,658	$—	$285,267,658
Asset-Backed and Mortgage-Backed Securities	—	265,724,565	2,253,405	267,977,970
$1,000 Par (or similar) Institutional Preferred	—	60,575,554	—	60,575,554
Sovereign Debt	—	59,932,808	—	59,932,808
Contingent Capital Securities	—	45,063,845	—	45,063,845
Variable Rate Senior Loan Interests	—	38,352,790	—	38,352,790
$25 Par (or similar) Retail Preferred	2,977,380	1,540,300	—	4,517,680
Investments Purchased with Collateral from Securities Lending	16,928,018	—	—	16,928,018
Short-Term Investments:
Repurchase Agreements	—	20,612,129	—	20,612,129
Investments in Derivatives:
Futures Contracts*	2,099,654	—	—	2,099,654
Total	$22,005,052	$777,069,649	$2,253,405	$801,328,106

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $16,466,933.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(11)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(12)	The rate shown is the one-day yield as of the end of the reporting period.

(13)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(14)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(15)	For fair value measurement disclosure purposes, investment classified as Level 2.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DOP	Dominican Peso

I/O	Interest only security

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

SOFR	Secured Overnight Financing Rate

SOFR30A	30 Day Average Secured Overnight Financing Rate

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.